UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-06602


                       The Preferred Group of Mutual Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              411 Hamilton Blvd, Suite 1200, Peoria, IL 61602-3106
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               David L. Bomberger
                      The Preferred Group of Mutual Funds
                       411 Hamilton Boulevard, Suite 1200
                              Peoria, IL 61602-3106
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (309) 675-4999

Date of fiscal year end: June 30
                         -------

Date of reporting period: September 30, 2005
                          ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


PREFERRED INTERNATIONAL GROWTH FUND AS OF SEPTEMBER 30, 2005
============================================================================================
COMMON STOCK - 93.12%                                              SHARES             VALUE
============================================================================================

AUSTRALIA - 2.29%

INSURANCE 2.29%
      QBE Insurance Group Ltd ~                                   108,455         1,548,425
                                                                          ------------------
Total Australia                                                                   1,548,425
                                                                          ==================
--------------------------------------------------------------------------------------------
CANADA - 4.56%

MATERIALS 1.22%
      Teck Cominco Ltd                                             18,300           822,038

TELECOMMUNICATION SERVICES 3.34%
      Research In Motion *                                         13,750           940,500
      Rogers Communications Inc ~                                  33,540         1,322,012
                                                                          ------------------
                                                                          ------------------
                                                                                  2,262,512
                                                                          ------------------
Total Canada                                                                      3,084,550
                                                                          ==================
--------------------------------------------------------------------------------------------
CHINA (HONG KONG) -  4.58%

CAPITAL GOODS 2.42%
      Hutchison Whampoa                                           158,000         1,635,617

ENERGY 2.16%
      Cnooc Ltd                                                 2,025,000         1,461,915
                                                                          ------------------
Total China (Hong Kong)                                                           3,097,532
                                                                          ------------------
--------------------------------------------------------------------------------------------
FINLAND 1.56%

ENERGY 1.56%
      Fortum OYJ                                                   52,425         1,055,675
                                                                          ------------------
Total Finland                                                                     1,055,675
                                                                          ==================
--------------------------------------------------------------------------------------------
FRANCE - 11.18%

CAPITAL GOODS 2.15%
      Vinci SA                                                     16,850         1,455,765

INSURANCE 2.70%
      AGF - Assur Gen De France                                    18,990         1,822,692

MEDIA 2.15%
      Vivendi Universal SA *                                       44,490         1,457,026

PHARMACEUTICALS & BIOTECHNOLOGY 1.66%
      Sanofi Aventis                                               13,565         1,124,521

TELECOMMUNICATION SERVICES 2.52%
      Bouygues *                                                   36,465         1,700,300
                                                                          ------------------
Total France                                                                      7,560,304
                                                                          ==================
--------------------------------------------------------------------------------------------
GERMANY - 7.67%

BANKS 2.80%
      Bayerische Hypo Vereinsbank AG                               32,300           912,926
      Commerzbank AG                                               35,800           979,905
                                                                          ------------------
                                                                                  1,892,831
                                                                          ------------------
DIVERSIFIED FINANCIALS 1.65%
      Hypo Real Estate *                                           22,015         1,116,512

MATERIALS 1.53%
      Bayer AG                                                     28,100         1,033,092

PHARMACEUTICALS & BIOTECHNOLOGY 1.69%
      Merck KGAA                                                   13,550         1,144,191
                                                                          ------------------
Total Germany                                                                     5,186,626
                                                                          ==================
--------------------------------------------------------------------------------------------
IRELAND 1.46%

BANKS 1.46%
      Anglo Irish Bank Corp PLC *                                  72,510           990,611
                                                                          ------------------
Total Ireland                                                                       990,611
                                                                          ==================
--------------------------------------------------------------------------------------------
ITALY 2.87%

BANKS 1.39%
      Banca Popolare Di Milano *                                   91,705           942,676

TRANSPORTATION 1.48%
      Fiat Spa                                                    120,600           996,844
                                                                          ------------------
Total Italy                                                                       1,939,520
                                                                          ==================
--------------------------------------------------------------------------------------------
JAPAN - 14.35%

BANKS 2.47%
      Mitsubishi Tokyo Financial Group                                127         1,670,241

DIVERSIFIED FINANCIALS 2.86%
      Mitsui Trust Holdings Inc                                   139,200         1,931,439

PHARMACEUTICALS & BIOTECHNOLOGY 1.20%
      Takeda Pharmaceutical Co Ltd                                 13,600           811,474

RETAILING 1.44%
      Yamada Denki Co ~                                            12,750           971,204

TRANSPORTATION 5.07%
      Mitsubishi Corp *                                           105,450         2,084,894
      Mitsui Osk Lines                                            168,000         1,344,949
                                                                          ------------------
                                                                          ------------------
                                                                                  3,429,843
                                                                          ------------------
TELECOMMUNICATION SERVICES 1.31%
      Ibiden Co                                                    21,350           891,350
                                                                          ------------------
Total Japan                                                                       9,705,551
                                                                          ==================
--------------------------------------------------------------------------------------------
MEXICO 2.60%

FOOD, BEVERAGE & TOBACCO 1.58%
      Fomento Economico Mexicano                                   15,240         1,065,581

TELECOMMUNICATION SERVICES 1.02%
      America Movil ADR                                            26,380           694,322
                                                                          ------------------
Total Mexico                                                                      1,759,903
                                                                          ==================
--------------------------------------------------------------------------------------------
NORWAY -  4.88%

ENERGY 3.47%
      Norsk Hydro ASA                                               9,595         1,075,831
      Statoil ASA                                                  51,140         1,271,186
                                                                          ------------------
                                                                                  2,347,017
                                                                          ------------------
TELECOMMUNICATION SERVICES 1.41%
      Tandberg ASA                                                 71,390           955,521
                                                                          ------------------
Total  Norway                                                                     3,302,538
                                                                          ==================
--------------------------------------------------------------------------------------------
SOUTH AFRICA - 1.58%

ENERGY 1.58%
      Sasol Ltd                                                    27,550         1,068,172
                                                                          ------------------
Total South Africa                                                                1,068,172
                                                                          ==================
--------------------------------------------------------------------------------------------
SOUTH KOREA - 1.56%

DIVERSIFIED FINANCIALS 1.56%
      Shinhan Financial                                            30,350         1,056,791
                                                                          ------------------
Total South Korea                                                                 1,056,791
                                                                          ==================
--------------------------------------------------------------------------------------------
SPAIN 3.47%

CAPITAL GOODS 2.27%
      ACS Actividades ~                                            52,575         1,537,327

UTILITIES 1.20%
      Endesa SA                                                    30,050           806,938
                                                                          ------------------
Total Spain                                                                       2,344,265
                                                                          ==================
--------------------------------------------------------------------------------------------
SWEDEN - 2.50%

CAPITAL GOODS 0.50%
      Atlas Copco AB                                               17,300           336,080

TELECOMMUNICATION SERVICES 2.00%
      Ericsson (LM) Tel - Sponsored ADR * ~                        36,700         1,352,028
                                                                          ------------------
Total Sweden                                                                      1,688,108
                                                                          ==================
--------------------------------------------------------------------------------------------
SWITZERLAND - 7.96%

FOOD & STAPLES RETAILING 2.61%
      Nestle SA ~                                                   6,000         1,764,158

PHARMACEUTICALS & BIOTECHNOLOGY 5.35%
      Novartis AG *                                                35,485         1,807,285
      Roche Holding AG                                             12,995         1,812,646
                                                                          ------------------
                                                                                  3,619,931
                                                                          ------------------
Total Switzerland                                                                 5,384,089
                                                                          ==================
--------------------------------------------------------------------------------------------
UNITED KINGDOM - 18.05%

CONSUMER SERVICES 3.14%
      Cadbury Schweppes PLC ADR                                   130,350         1,319,269
      Sportingbet PLC                                             145,100           801,029
                                                                          ------------------
                                                                          ------------------
                                                                                  2,120,298
                                                                          ------------------
ENERGY 1.88%
      Scottish Power                                              125,800         1,272,106

MATERIALS 3.20%
      BHP Billiton PLC *                                          133,720         2,167,296

PHARMACEUTICALS & BIOTECHNOLOGY 3.26%
      GlaxoSmithKline PLC                                          86,385         2,204,093

TELECOMMUNICATION SERVICES 6.57%
      O2 PLC                                                      624,370         1,742,760
      Vodafone Group                                            1,034,300         2,699,385
                                                                          ------------------
                                                                                  4,442,145
                                                                          ------------------
Total United Kingdom                                                             12,205,938
                                                                          ==================
--------------------------------------------------------------------------------------------
                                                                          ==================
TOTAL COMMON STOCK                                                               62,978,598
(Cost $49,874,449)                                                        ==================
============================================================================================
SHORT TERM INVESTMENTS - 12.13%                                    SHARES             VALUE
============================================================================================

SHORT TERM INVESTMENT FUND - 3.96%

      State Street Global Advisors
      Money Market Fund ^^^
      3.41% yield as of September 30, 2005                      2,677,860         2,677,860

SHORT TERM INVESTMENT TRUST - 8.17%
      State Street Securities Lending Quality Trust ^^^
      3.77% yield as of September 30, 2005                      5,525,241         5,525,241
                                                                          ------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $8,203,101)                                                                 8,203,101
                                                                          ==================
TOTAL INVESTMENTS - 105.25%
(Cost $58,077,550)                                                               71,181,699
                                                                          ==================
OTHER ASSETS & LIABILITIES - -5.25%                                              (3,549,707)
                                                                          ==================
TOTAL NET ASSETS - 100%                                                          67,631,992
                                                                          ==================


PREFERRED INTERNATIONAL VALUE FUND AS OF SEPTEMBER 30, 2005
=========================================================================================================
COMMON STOCK - 98.00%                                                         SHARES               VALUE
=========================================================================================================

AUSTRALIA - 2.09%

REAL ESTATE 2.09%
        Lend Lease Corporation Ltd                                         1,516,966          16,231,837
                                                                                     --------------------
Total Australia                                                                               16,231,837
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
BRAZIL - 2.81%

ENERGY 2.81%
        Petroleo Brasileiro SA ADR ~                                         305,508          21,840,767
                                                                                     --------------------
Total Brazil                                                                                  21,840,767
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
CHINA (HONG KONG) - 1.81%

DIVERSIFIED FINANCIALS 1.81%
        Swire Pacific Ltd                                                  1,527,500          14,069,947
                                                                                     --------------------
Total China (Hong Kong)                                                                       14,069,947
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
FINLAND - 1.74%

MATERIALS 1.74%
        Stora Enso OYJ ~                                                     981,600          13,540,535
                                                                                     --------------------
Total Finland                                                                                 13,540,535
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
FRANCE - 6.15%

CAPITAL GOODS 1.90%
        Schneider Electric ~                                                 186,500          14,774,726

FOOD, BEVERAGE & TOBACCO 1.72%
        Carrefour SA ~                                                       290,581          13,412,644

INSURANCE 2.53%
        AXA ~                                                                713,760          19,657,286
                                                                                     --------------------
Total France                                                                                  47,844,656
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
GERMANY - 8.33%

CAPITAL GOODS 1.83%
        Siemens AG                                                           184,481          14,258,864

CONSUMER DURABLES & APPAREL 2.24%
        Adidas-Salomon AG ~                                                  100,108          17,452,283

RETAILING 2.35%
        Metro AG ~                                                           370,194          18,288,184

TRANSPORTATION 1.91%
        Deutsche Post AG                                                     628,100          14,738,282
                                                                                     --------------------
Total Germany                                                                                 64,737,613
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
ITALY - 2.39%

ENERGY 2.39%
        Saipem SPA ~                                                       1,096,900          18,556,666
                                                                                     --------------------
Total Italy                                                                                   18,556,666
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
JAPAN - 18.43%

AUTOMOBILES & COMPONENTS 4.48%
        Bridgestone Corp                                                     813,000          17,437,574
        Toyota Motor Corp ~                                                  379,300          17,409,065
                                                                                     --------------------
                                                                                              34,846,639
                                                                                     --------------------
CONSUMER DURABLES & APPAREL 1.71%
        Fuji Photo Film Co                                                   402,200          13,277,091

DIVERSIFIED FINANCIALS 5.83%
        Mitsubishi Tokyo Financial Group ~                                     1,492          19,622,049
        Sumitomo Trust & Banking Co Ltd  ~                                 3,115,800          25,686,546
                                                                                     --------------------
                                                                                              45,308,595
                                                                                     --------------------
INSURANCE 1.28%
        Sompo Japan Insurance Inc ~                                          750,700           9,958,975

PHARMACEUTICALS & BIOTECHNOLOGY 3.29%
        Takeda Pharmaceutical Co Ltd                                         428,400          25,561,446

TECHNOLOGY HARDWARE & EQUIPMENT 1.84%
        Kyocera Corp ~                                                       206,400          14,392,162
                                                                                     --------------------
Total Japan                                                                                  143,344,908
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
MEXICO - 2.43%

TELECOMMUNICATION SERVICES 2.43%
        Telefonos De Mexico SA ADR ~                                         887,080          18,868,192
                                                                                     --------------------
Total Mexico                                                                                  18,868,192
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
NETHERLANDS - 7.06%

BANKS 1.89%
        ABN AMRO Holdings NV                                                 611,463          14,694,429

DIVERSIFIED FINANCIALS 2.77%
        ING Groep NV ~                                                       720,169          21,518,449

MEDIA 2.40%
        VNU NV ~                                                             592,046          18,668,198
                                                                                     --------------------
Total Netherlands                                                                             54,881,076
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
PORTUGAL - 1.85%

TELECOMMUNICATION SERVICES 1.85%
        Portugal Telecom SGPS SA                                           1,568,312          14,372,135
                                                                                     --------------------
Total Portugal                                                                                14,372,135
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
SINGAPORE - 3.03%

BANKS 2.03%
        United Overseas Bank Ltd ~                                         1,896,000          15,816,359

CAPITAL GOODS 1.00%
        Keppel Corp Ltd ~                                                  1,030,800           7,745,103
                                                                                     --------------------
Total Singapore                                                                               23,561,462
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
SOUTH KOREA - 3.83%

BANKS 2.35%
        Kookmin Bank                                                         310,270          18,303,698

CONSUMER DURABLES & APPAREL 1.48%
        LG Electronics Inc                                                   171,400          11,492,432
                                                                                     --------------------
Total South Korea                                                                             29,796,130
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
SPAIN - 6.82%

BANKS 2.39%
        BBV Argentaria ~                                                   1,056,980          18,595,048

ENERGY 2.37%
        Repsol YPF SA                                                        566,680          18,421,840

UTILITIES 2.06%
        Iberdrola SA ~                                                       571,569          16,023,850
                                                                                     --------------------
Total Spain                                                                                   53,040,738
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
SWEDEN - 2.11%

CAPITAL GOODS 2.11%
        Atlas Copco AB ~                                                     845,100          16,395,701
                                                                                     --------------------
Total Sweden                                                                                  16,395,701
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
SWITZERLAND - 9.32%

CONSUMER DURABLES & APPAREL 2.02%
        Swatch Group ~                                                       113,637          15,718,756

FOOD & STAPLES RETAILING 2.20%
        Nestle SA                                                             58,171          17,103,808

MATERIALS 5.10%
        Givaudan AG                                                           27,600          17,750,504
        Holcim Ltd                                                           328,507          21,904,714
                                                                                     --------------------
                                                                                              39,655,218
                                                                                     --------------------
Total Switzerland                                                                             72,477,782
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 17.80%

BANKS 3.83%
        Lloyds TSB Group PLC                                               1,834,720          15,160,480
        Royal Bank of Scotland PLC                                           513,286          14,613,079
                                                                                     --------------------
                                                                                              29,773,559
                                                                                     --------------------
CAPITAL GOODS 0.95%
        Group 4 Securicor PLC                                              2,768,900           7,410,183

MEDIA 3.83%
        Pearson PLC                                                        1,331,810          15,529,374
        WPP Group                                                          1,399,600          14,289,138
                                                                                     --------------------
                                                                                              29,818,512
                                                                                     --------------------
PHARMACEUTICALS & BIOTECHNOLOGY 2.77%
        GlaxoSmithKline PLC                                                  845,666          21,576,967

RETAILING 3.67%
        Kingfisher                                                         2,870,796          10,971,913
        Marks & Spencer Group PLC                                          2,644,374          17,534,395
                                                                                     --------------------
                                                                                              28,506,308
                                                                                     --------------------
TELECOMMUNICATION SERVICES 2.75%
        Vodafone Group                                                     8,203,901          21,411,087
                                                                                     --------------------
Total United Kingdom                                                                         138,496,616
                                                                                     ====================
---------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
(Cost $601,184,967)                                                                          762,056,761
                                                                                     ====================
=========================================================================================================
SHORT TERM INVESTMENTS - 25.78%                                    SHARES                          VALUE
=========================================================================================================

REPURCHASE AGREEMENTS - 1.66%
        State Street Repo, 1.75%, dated September 30, 2005,
        due October 3, 2005, repurchase price $12,881,878,
        collateralized by 13,290,000 U.S. Treasury Note, 3.625%,
        due July 15, 2009, valued at $13,127,080                          12,880,000          12,880,000

SHORT TERM INVESTMENT TRUST - 24.12%
        State Street Securities Lending Quality Trust ^^^
        3.77% yield as of September 30, 2005                             187,584,328         187,584,328
                                                                                     --------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $200,464,328)                                                                          200,464,328
                                                                                     ====================
TOTAL INVESTMENTS - 123.78%
(Cost $801,649,295)                                                                          962,521,089
                                                                                     ====================
OTHER ASSETS & LIABILITIES - -23.78%                                                        (184,946,102)
                                                                                     ====================
TOTAL NET ASSETS - 100%                                                                      777,574,987
                                                                                     ====================


PREFERRED SMALL CAP GROWTH FUND AS OF SEPTEMBER 30, 2005
==========================================================================================================
COMMON STOCK - 97.86%                                                           SHARES              VALUE
==========================================================================================================

CONSUMER DISCRETIONARY 12.88%
CONSUMER DURABLES & APPAREL 2.23%
       Carter Holdings Inc *                                                    10,220            580,496
       Jarden Corp * ~                                                          29,265          1,201,914
       Wolverine World Wide Inc                                                 38,310            806,426
                                                                                       -------------------
                                                                                                2,588,836
                                                                                       -------------------
CONSUMER SERVICES 2.91%
       Administaff Inc ~                                                        31,700          1,259,758
       Gaylord Entertainment Co *                                               19,220            915,833
       Texas Roadhouse Inc * ~                                                  32,820            489,018
       WMS Industries Inc * ~                                                   25,210            709,157
                                                                                       -------------------
                                                                                                3,373,766
                                                                                       -------------------
MEDIA 0.27%
       Imax Corp *                                                              30,160            314,569

RETAILING 7.47%
       Building Materials Holding Corp ~                                         5,410            504,158
       Coldwater Creek Inc * ~                                                  46,925          1,183,449
       Dress Barn Inc * ~                                                       34,170            777,709
       Gamestop Corp * ~                                                        26,970            848,746
       Genesco Inc * ~                                                          30,450          1,133,958
       GSI Commerce Inc * ~                                                     32,380            644,362
       Guess? Inc *                                                             29,410            630,256
       Hibbett Sporting Goods Inc *                                             32,550            724,238
       Pantry Inc * ~                                                           12,420            464,135
       Stein Mart Inc                                                           25,010            507,703
       Tractor Supply Co * ~                                                     9,950            454,218
       Warnaco Group Inc *                                                      35,800            784,378
                                                                                       -------------------
                                                                                                8,657,310
                                                                                       -------------------
       TOTAL CONSUMER DISCRETIONARY                                                            14,934,481
                                                                                       -------------------
----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES 1.34%
FOOD, BEVERAGE & TOBACCO 0.38%
       Hansen Natural Corp * ~                                                   9,330            439,256

FOOD & STAPLES RETAILING 0.96%
       United Natural Foods Inc *                                               31,390          1,109,950
                                                                                       -------------------
       TOTAL CONSUMER STAPLES                                                                   1,549,206
                                                                                       -------------------
----------------------------------------------------------------------------------------------------------
ENERGY 8.17%
ENERGY 8.17%
       Alon USA Energy Inc ~                                                    16,410            396,302
       Cheniere Energy Inc ~                                                    17,940            741,998
       Energy Partners Ltd * ~                                                  22,330            697,143
       Grey Wolf Inc ~                                                          88,090            742,599
       Hornbeck Offshore Services Inc * ~                                       17,890            655,311
       Hydril Co * ~                                                            11,560            793,478
       NS Group Inc * ~                                                         21,920            860,360
       Parallel Petroleum Corp * ~                                              52,360            733,040
       Superior Energy Services Inc * ~                                         49,270          1,137,644
       Todco *                                                                  30,950          1,290,925
       Warren Resources Inc ~                                                   45,410            760,618
       World Fuel Services Corp                                                 20,640            669,768
                                                                                       -------------------
       TOTAL ENERGY                                                                             9,479,186
                                                                                       -------------------
----------------------------------------------------------------------------------------------------------
FINANCIALS 7.52%
BANKS 2.10%
       Boston Private Financial Holdings Inc ~                                  32,130            852,730
       East West Bancorp Inc                                                    23,690            806,408
       Wintrust Financial Corp ~                                                15,390            773,501
                                                                                       -------------------
                                                                                                2,432,639
                                                                                       -------------------
DIVERSIFIED FINANCIALS 3.92%
       GFI Group Inc * ~                                                        13,220            544,267
       Greenhill & Company Inc ~                                                11,510            479,852
       Heartland Payment Systems Inc *                                          24,890            593,875
       Investment Technology Group Inc * ~                                      48,720          1,442,112
       Moneygram International Inc ~                                            37,940            823,677
       Nasdaq Stock Market Inc ~                                                26,090            661,382
                                                                                       -------------------
                                                                                                4,545,165
                                                                                       -------------------
REAL ESTATE 1.50%
       Kilroy Realty Corp REIT ~                                                12,360            692,531
       Sunstone Hotel Investors Inc REIT ~                                      43,170          1,052,916
                                                                                       -------------------
                                                                                                1,745,447
                                                                                       -------------------
       TOTAL FINANCIALS                                                                         8,723,251
                                                                                       -------------------
----------------------------------------------------------------------------------------------------------
HEALTH CARE 20.27%
HEALTH CARE EQUIPMENT & SERVICES 12.28%
       American Healthways Inc * ~                                              24,600          1,043,040
       American Medical Systems Holdings Inc * ~                                36,740            740,311
       Biosite Inc * ~                                                           9,940            614,888
       Gentiva Health Services Inc * ~                                          46,180            836,782
       Intuitive Surgical Inc * ~                                                7,670            562,134
       Kyphon Inc * ~                                                           26,690          1,172,759
       LCA-Vision Inc ~                                                         23,510            872,691
       Mentor Corp ~                                                            18,500          1,017,685
       Psychiatric Solutions Inc *                                              29,510          1,600,327
       Sierra Health Services Inc * ~                                           25,780          1,775,469
       Sunrise Senior Living Inc * ~                                            19,370          1,292,754
       Sybron Dental Specialties Inc *                                          28,580          1,188,356
       United Surgical Partners International Inc *                             25,350            991,439
       WellCare Health Plans Inc ~                                              14,260            528,333
                                                                                       -------------------
                                                                                               14,236,968
                                                                                       -------------------
PHARMACEUTICALS & BIOTECHNOLOGY 7.99%
       Amylin Pharmaceuticals Inc ~                                             23,800            828,002
       Cubist Pharmaceuticals Inc ~                                             34,120            734,945
       CV Therapeutics Inc ~                                                    29,140            779,495
       Human Genome Sciences Inc ~                                              29,800            404,982
       MGI Pharma Inc * ~                                                       39,370            917,715
       Momenta Pharmaceuticals Inc ~                                            22,180            604,405
       Nabi Biopharmaceuticals * ~                                              56,810            744,211
       New River Pharmaceuticals Inc * ~                                        14,080            674,995
       Serologicals Corp * ~                                                    25,240            569,414
       United Therapeutics Corp *                                               20,570          1,435,786
       Vertex Pharmaceuticals Inc * ~                                           32,110            717,659
       ViroPharma Inc *                                                         41,360            860,288
                                                                                       -------------------
                                                                                                9,271,897
                                                                                       -------------------
       TOTAL HEALTH CARE                                                                       23,508,865
                                                                                       -------------------
----------------------------------------------------------------------------------------------------------
INDUSTRIALS 15.72%
CAPITAL GOODS 9.13%
       Astec Industries Inc *                                                   20,120            571,207
       Aviall Inc *                                                             18,160            613,445
       Bucyrus International Inc                                                18,800            923,644
       Ceradyne Inc * ~                                                         15,710            576,243
       Hexcel Corp * ~                                                          55,500          1,015,095
       JLG Industries Inc  ~                                                    37,250          1,362,978
       Manitowoc Inc                                                            12,050            605,513
       Teledyne Technologies Inc *                                              29,680          1,023,070
       Washington Group International Inc *                                     16,940            912,897
       Wabtec Corp                                                              26,210            715,009
       Watsco Inc ~                                                             20,590          1,093,535
       WESCO International Inc *                                                34,730          1,176,305
                                                                                       -------------------
                                                                                               10,588,941
                                                                                       -------------------
COMMERCIAL SERVICES & SUPPLIES 4.68%
       FTI Consulting Inc * ~                                                   27,170            686,314
       Global Cash Access Holdings Inc * ~                                      23,660            333,606
       Jackson Hewitt Tax Service Inc                                           38,800            927,708
       Labor Ready Inc * ~                                                      33,890            869,279
       Resources Connection Inc * ~                                             38,110          1,129,199
       Senomyx Inc                                                              33,680            573,570
       Tetra Tech Inc *                                                         32,110            540,090
       VistaPrint Ltd *                                                         24,380            371,795
                                                                                       -------------------
                                                                                                5,431,561
                                                                                       -------------------
TRANSPORTATION 1.91%
       Forward Air Corp ~                                                       17,900            659,436
       Kansas City Southern ~                                                   25,500            594,405
       Pacer International Inc * ~                                              36,270            956,077
                                                                                       -------------------
                                                                                                2,209,918
                                                                                       -------------------
       TOTAL INDUSTRIALS                                                                       18,230,420
                                                                                       -------------------
----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 26.78%
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 6.57%
       Cypress Semiconductor Corp * ~                                           64,360            968,618
       Entegris Inc * ~                                                         47,774            539,846
       Genesis Microchip Inc *                                                  60,450          1,326,878
       Microsemi Corp * ~                                                       62,320          1,591,653
       Silicon Laboratories Inc * ~                                             20,070            609,927
       Trident Microsystems Inc * ~                                             46,140          1,467,713
       Varian Semiconductor Equipment Association Inc * ~                       26,390          1,118,144
                                                                                       -------------------
                                                                                                7,622,779
                                                                                       -------------------
SOFTWARE & SERVICES 14.13%
       Advent Software Inc *                                                    41,850          1,127,439
       Aquantive Inc * ~                                                        64,250          1,293,353
       CNET Networks Inc * ~                                                    83,540          1,133,638
       Digital Insight Corp * ~                                                 27,750            723,165
       Euronet Worldwide Inc * ~                                                24,120            713,711
       Homestore Inc * ~                                                       126,430            549,971
       Internet Cap Group Inc * ~                                              112,810            993,856
       Internet Security Systems Inc *                                          24,430            586,564
       MICROS Systems Inc *                                                     30,550          1,336,562
       Open Solutions Inc * ~                                                   30,920            674,674
       Openwave Systems Inc * ~                                                 73,000          1,312,540
       Parametric Technology Corp * ~                                          175,080          1,220,308
       Progress Software Corp *                                                 36,930          1,173,266
       SINA Corp *                                                              20,450            562,375
       ValueClick Inc * ~                                                       75,370          1,288,073
       Witness Systems Inc * ~                                                  81,390          1,700,237
                                                                                       -------------------
                                                                                               16,389,732
                                                                                       -------------------
TECHNOLOGY HARDWARE & EQUIPMENT 6.08%
       ADTRAN Inc ~                                                             44,060          1,387,890
       Foundry Networks Inc                                                     54,370            690,499
       Itron Inc * ~                                                            16,720            763,435
       Ixia Co * ~                                                              23,830            350,539
       M-Systems Flash Disk Pioneers Ltd * ~                                    29,970            896,702
       NETGEAR Inc * ~                                                          44,720          1,075,963
       SiRF Technology Holdings Inc * ~                                         40,280          1,213,636
       Tekelec Inc *                                                            32,020            670,819
                                                                                       -------------------
                                                                                                7,049,483
                                                                                       -------------------
       TOTAL INFORMATION TECHNOLOGY                                                            31,061,994
                                                                                       -------------------

----------------------------------------------------------------------------------------------------------
MATERIALS 3.28%
MATERIALS 3.28%
       Alpha Natural Resources Inc *                                            37,130          1,115,385
       Cleveland Cliffs Inc ~                                                    8,600            749,146
       Eagle Materials Inc ~                                                     6,850            831,384
       Titanium Metals Corp ~                                                   27,940          1,105,306
                                                                                       -------------------


                                                                                       -------------------
       TOTAL MATERIALS                                                                          3,801,221
                                                                                       -------------------
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.90%
TELECOMMUNICATION SERVICES 1.90%
       Dobson Communications Corp *                                            112,100            860,928
       SBA Communications Corp * ~                                              86,770          1,340,596
                                                                                       -------------------
       TOTAL TELECOMMUNICATION SERVICES                                                         2,201,524
                                                                                       -------------------
----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
(Cost $94,521,754)                                                                            113,490,148
                                                                                       ===================
==========================================================================================================
SHORT TERM INVESTMENTS - 24.82%                                                 SHARES              VALUE
==========================================================================================================
SHORT TERM INVESTMENT FUND - 1.70%
       State Street Global Advisors
       Money Market Fund ^^^
       3.41% yield as of September 30, 2005                                  1,968,164          1,968,164

SHORT TERM INVESTMENT TRUST - 23.12%
       State Street Securities Lending Quality Trust ^^^
       3.77% yield as of September 30, 2005                                 26,824,349         26,824,349

TOTAL SHORT TERM INVESTMENTS
(Cost $28,792,513)                                                                             28,792,513
                                                                                       -------------------

TOTAL INVESTMENTS - 122.68%
(Cost $123,314,267)                                                                           142,282,661
                                                                                       ===================
OTHER ASSETS AND LIABILITIES - -22.68%
                                                                                              (26,307,045)
                                                                                       ===================
TOTAL NET ASSETS - 100%                                                                       115,975,616
                                                                                       ===================


PREFERRED MID CAP GROWTH FUND AS OF SEPTEMBER 30, 2005
=========================================================================================================
COMMON STOCK - 97.68%                                                     SHARES                   VALUE
=========================================================================================================

CONSUMER DISCRETIONARY 16.18%
CONSUMER DURABLES & APPAREL 3.65%
        Coach Inc *                                                            51,880          1,626,957
        Fortune Brands Inc                                                     18,690          1,520,058
        Polo Ralph Lauren Corp                                                 18,460            928,538
                                                                                      -------------------
                                                                                               4,075,553
                                                                                      -------------------
CONSUMER SERVICES 5.91%
        Gaylord Entertainment Co * ~                                           11,300            538,445
        Harrahs Entertainment Inc                                              13,400            873,546
        MGM Mirage Inc *                                                       30,300          1,326,231
        Scientific Games Corp *                                                35,460          1,099,260
        Starwood Hotels & Resorts Worldwide Inc REIT                           19,220          1,098,807
        Station Casinos Inc                                                    14,540            964,874
        WMS Industries Inc * ~                                                 25,080            705,500
                                                                                      -------------------
                                                                                               6,606,663
                                                                                      -------------------
MEDIA 2.32%
        Getty Images Inc *                                                     12,060          1,037,642
        Sirius Satellite Radio Inc * ~                                        237,630          1,556,477
                                                                                      -------------------
                                                                                               2,594,119
                                                                                      -------------------
RETAILING 4.30%
        Chico's FAS Inc *                                                      37,170          1,367,856
        GameStop Corp * ~                                                      19,850            624,680
        Nordstrom Inc                                                          19,300            662,376
        Urban Outfitters Inc *                                                 40,800          1,199,520
        Williams-Sonoma Inc *                                                  24,860            953,381
                                                                                      -------------------
                                                                                               4,807,813
                                                                                      -------------------
        TOTAL CONSUMER DISCRETIONARY                                                          18,084,148
                                                                                      -------------------
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES 1.85%
FOOD & STAPLES RETAILING 1.25%
        Hansen Natural Corp * ~                                                 9,300            437,844
        Whole Foods Market Inc                                                  7,110            955,940
                                                                                      -------------------
                                                                                               1,393,784
                                                                                      -------------------
FOOD, BEVERAGE & TOBACCO 0.60%
        Dean Foods Co *                                                        17,450            678,107
                                                                                      -------------------
        TOTAL CONSUMER STAPLES                                                                 2,071,891
                                                                                      -------------------
---------------------------------------------------------------------------------------------------------
ENERGY 11.33%
ENERGY 11.33%
        Chesapeake Energy Corp ~                                               14,980            572,985
        CONSOL Energy Inc                                                      13,310          1,015,154
        Grant Prideco Inc *                                                    26,940          1,095,111
        Kinder Morgan Inc                                                       6,380            613,501
        National-Oilwell Inc *                                                 21,940          1,443,652
        Patterson-UTI Energy Inc                                               22,580            814,686
        Range Resources Corp ~                                                 39,470          1,523,937
        Southwestern Energy Co                                                 10,650            781,710
        Sunoco Inc                                                             16,910          1,322,362
        Tidewater Inc ~                                                        17,370            845,398
        Ultra Petroleum Corp *                                                 20,800          1,183,104
        XTO Energy Inc                                                         32,006          1,450,512
                                                                                      -------------------
        TOTAL ENERGY                                                                          12,662,112
                                                                                      -------------------
---------------------------------------------------------------------------------------------------------
FINANCIALS 9.23%

DIVERSIFIED FINANCIALS 8.29%
        Affiliated Managers Group Inc  * ~                                     16,110          1,166,686
        Ameritrade Holding Corp * ~                                            50,410          1,082,807
        Chicago Merchantile Exchange Holdings Inc                               2,540            856,742
        Jeffries Group Inc                                                     13,850            603,168
        Legg Mason Inc                                                         10,230          1,122,129
        Mellon Financial Corp                                                  26,610            850,722
        Northern Trust Corp ^^^                                                17,030            860,867
        SEI Investments Co                                                     22,870            859,455
        T Rowe Price Group Inc                                                 28,530          1,863,009
                                                                                      -------------------
                                                                                               9,265,585
                                                                                      -------------------
INSURANCE 0.94%
        Fidelity National Financial Inc                                        23,640          1,052,453
                                                                                      -------------------
        TOTAL FINANCIALS                                                                      10,318,038
                                                                                      -------------------
---------------------------------------------------------------------------------------------------------
HEALTH CARE 17.26%
HEALTH CARE EQUIPMENT & SERVICES 9.88%
        Bausch & Lomb Inc                                                      13,210          1,065,783
        Community Health Systems Inc *                                         13,670            530,533
        Coventry Health Care Inc *                                             10,780            927,296
        C R Bard Inc                                                           11,070            730,952
        Dade Behring Holdings Inc                                              28,820          1,056,541
        Davita Inc *                                                           15,610            719,153
        Express Scripts Inc *                                                  12,030            748,266
        Fisher Scientific International Inc *                                  16,050            995,903
        Henry Schein Inc *                                                     22,850            973,867
        Omnicare Inc                                                           23,450          1,318,594
        PacifiCare Health Systems Inc  *                                       17,370          1,385,779
        WellChoice Inc *                                                        7,770            589,743
                                                                                      -------------------
                                                                                              11,042,410
                                                                                      -------------------
PHARMACEUTICALS & BIOTECHNOLOGY 7.38%
        Allergan Inc                                                           11,050          1,012,401
        Celgene Corp * ~                                                       22,690          1,232,521
        Forest Labs Inc *                                                      26,640          1,038,161
        Kos Pharmaceuticals Inc * ~                                            11,040            738,907
        MedImmune Inc *                                                        30,130          1,013,875
        MGI Pharma Inc ~                                                       20,670            481,818
        Protein Design Labs Inc ~                                              32,630            913,640
        Sepracor Inc * ~                                                       15,830            933,812
        Shire Pharmaceuticals Group PLC-Sponsored ADR ~                        23,850            882,212
                                                                                      -------------------
                                                                                               8,247,347
                                                                                      -------------------
        TOTAL HEALTH CARE                                                                     19,289,757
                                                                                      -------------------
---------------------------------------------------------------------------------------------------------
INDUSTRIALS 9.92%
CAPITAL GOODS 6.61%
        AMETEK Inc                                                             17,130            736,076
        Ceradyne Inc * ~                                                       11,720            429,890
        Empresa Brasileira deAeronautica SA ADR                                10,590            408,774
        Joy Global Inc                                                         22,270          1,123,744
        Oshkosh Truck Corp                                                     19,510            842,052
        Precision Castparts Corp                                               21,600          1,146,960
        Roper Industries Inc                                                   33,100          1,300,499
        Terex Corp                                                             11,430            564,985
        WESCO International Inc * ~                                            24,640            834,557
                                                                                      -------------------
                                                                                               7,387,537
                                                                                      -------------------
COMMERCIAL SERVICES & SUPPLIES 1.89%
        Manpower Inc                                                           17,250            765,728
        Monster Worldwide Inc *                                                43,910          1,348,476
                                                                                      -------------------
                                                                                               2,114,204
                                                                                      -------------------
TRANSPORTATION 1.42%
        C H Robinson Worldwide Inc                                             13,520            866,902
        UTI Worldwide Inc ~                                                     9,280            721,056
                                                                                      -------------------
                                                                                               1,587,958
                                                                                      -------------------
        TOTAL INDUSTRIALS                                                                     11,089,699
                                                                                      -------------------
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 26.55%
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 11.41%
        Advanced Micro Devices Inc ~                                           70,460          1,775,592
        Analog Devices Inc                                                     35,910          1,333,697
        ASML Holding NV * ~                                                    50,610            835,571
        Broadcom Corp *                                                        54,230          2,543,929
        Cypress Semiconductor Corp * ~                                         59,500            895,475
        KLA Tencor Corp                                                        37,610          1,833,864
        Micron Technology Inc *                                                39,210            521,493
        Silicon Laboratories Inc * ~                                           18,910            574,675
        Teradyne Inc *                                                         63,910          1,054,515
        Varian Semiconductor Equipment Association Inc *                       32,500          1,377,025
                                                                                      -------------------
                                                                                              12,745,836
                                                                                      -------------------
SOFTWARE & SERVICES 5.12%
        Akamai Technologies Inc * `                                            40,100            639,595
        Alliance Data Systems Corp *                                           21,410            838,202
        Aquantive Inc * `                                                      24,360            490,366
        CNET Networks Inc * ~                                                  87,120          1,182,218
        Global Payments Inc                                                    12,130            942,743
        NetEase.com Inc ADR * ~                                                 5,520            496,855
        Openwave Systems Inc * ~                                               41,220            741,135
        ValueClick Inc * ~                                                     22,820            389,994
                                                                                      -------------------
                                                                                               5,721,108
                                                                                      -------------------
TECHNOLOGY HARDWARE & EQUIPMENT 10.02%
        ADTRAN Inc                                                             24,110            759,465
        Agilent Technologies Inc                                               41,440          1,357,160
        CDW Corp                                                               14,410            849,037
        Cogent Inc * ~                                                         35,070            832,912
        Comverse Technology Inc *                                              50,930          1,337,931
        F5 Networks Inc * ~                                                    10,540            458,173
        Foundry Networks Inc                                                   64,930            824,611
        Genesis Microchip Inc * ~                                              32,530            714,033
        Itron Inc * ~                                                          11,210            511,848
        Ixia * ~                                                                3,460             50,896
        JDS Uniphase Corp *                                                   301,000            668,220
        NETGEAR Inc * ~                                                        26,590            639,755
        SanDisk Corp                                                           37,700          1,819,025
        SiRF Technology Holdings Inc * `                                       12,490            376,323
                                                                                      -------------------
                                                                                              11,199,389
                                                                                      -------------------
        TOTAL INFORMATION TECHNOLOGY                                                          29,666,333
                                                                                      -------------------
---------------------------------------------------------------------------------------------------------
MATERIALS 3.28%
MATERIALS 3.28%
        Allegheny Technologies Inc                                             20,760            643,144
        Florida Rock Industries Inc ~                                          13,800            884,442
        Freeport-McMoRan Copper & Gold Inc                                      7,100            344,989
        Mosaic Co * ~                                                          48,510            777,130
        Peabody Energy Corp                                                    12,010          1,013,043
                                                                                      -------------------
        TOTAL MATERIALS                                                                        3,662,748
                                                                                      -------------------
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.57%
TELECOMMUNICATION SERVICES 1.57%
        NII Holdings Inc * ~                                                   20,600          1,739,670
                                                                                      -------------------
        TOTAL TELECOMMUNICATION SERVICES                                                       1,739,670
                                                                                      -------------------
---------------------------------------------------------------------------------------------------------
UTILITIES 0.51%
UTILITIES 0.51%
        Questar Corp                                                            6,420            565,730
                                                                                      -------------------
        TOTAL UTILITIES                                                                          565,730
                                                                                      -------------------
---------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
(Cost $90,661,640)                                                                    ===================
                                                                                             109,150,126
                                                                                      ===================
---------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 24.04%                                                SHARES              VALUE
---------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT FUND - 2.07%
        State Street Global Advisors
        Money Market Fund ^^^
        3.41% yield as of September 30, 2005                                2,311,682          2,311,682

SHORT TERM INVESTMENT TRUST - 21.97%
        State Street Securities Lending Quality Trust ^^^
        3.77% yield as of September 30, 2005                               24,552,257         24,552,257
                                                                                      -------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $26,863,939)                                                                            26,863,939
                                                                                      ===================
TOTAL INVESTMENTS - 121.72%
 Cost $117,525,579)                                                                          136,014,065
                                                                                      ===================
OTHER ASSETS AND LIABILITIES - -21.72%                                                       (24,273,484)
                                                                                      ===================
TOTAL NET ASSETS - 100%                                                                      111,740,581
                                                                                      ===================


PREFERRED LARGE CAP GROWTH FUND AS OF SEPTEMBER 30, 2005
============================================================================================================
COMMON STOCK - 99.10%                                                          SHARES                 VALUE
============================================================================================================

CONSUMER DISCRETIONARY 14.79%
CONSUMER DURABLES & APPAREL 2.84%
      Coach Inc *                                                             191,300             5,999,168
      Nike Inc Class B                                                         82,100             6,705,928
                                                                                      ----------------------
                                                                                                 12,705,096
                                                                                      ----------------------
CONSUMER SERVICES 0.42%
      Starbucks Corp *                                                         37,400             1,873,740

RETAILING 11.53%
      Amazon.com Inc *                                                         49,500             2,242,350
      Chico's  FAS Inc *                                                      258,300             9,505,440
      eBay Inc *                                                              359,500            14,811,400
      Federated Department Stores Inc                                          87,100             5,824,377
      Lowe's Companies Inc                                                     88,600             5,705,840
      Target Corp                                                             187,100             9,716,103
      Williams-Sonoma Inc *                                                    99,700             3,823,495
                                                                                      ----------------------
                                                                                                 51,629,005
                                                                                      ----------------------
      TOTAL CONSUMER DISCRETIONARY                                                               66,207,841
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES 8.02%
FOOD & STAPLES RETAILING 2.20%
      Whole Foods Market Inc                                                   73,400             9,868,630

FOOD, BEVERAGE & TOBACCO 2.60%
      Cadbury Schweppes PLC ADR ~                                             141,200             5,751,076
      PepsiCo Inc                                                             103,800             5,886,498
                                                                                      ----------------------
                                                                                                 11,637,574
                                                                                      ----------------------
HOUSEHOLD & PERSONAL PRODUCTS 3.22%
      Estee Lauder Companies Inc-Class A                                       91,600             3,190,428
      Gillette Co                                                              80,800             4,702,560
      Procter & Gamble Co                                                     109,800             6,528,708
                                                                                      ----------------------
                                                                                                 14,421,696
                                                                                      ----------------------
      TOTAL CONSUMER STAPLES                                                                     35,927,900
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
ENERGY 4.52%
ENERGY 4.52%
      Schlumberger Ltd                                                        164,000            13,838,320
      Suncor Energy Inc                                                       105,500             6,385,915
                                                                                      ----------------------
      TOTAL ENERGY                                                                               20,224,235
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
FINANCIALS 9.85%
DIVERSIFIED FINANCIALS 8.86%
      American Express Co                                                     192,100            11,034,224
      Charles Schwab Corp                                                     579,900             8,367,957
      Goldman Sachs Group Inc                                                  44,100             5,361,678
      JPMorgan Chase & Co                                                     147,152             4,992,867
      Lehman Brothers Holdings Inc                                             20,900             2,434,432
      Merrill Lynch & Co Inc                                                  121,600             7,460,160
                                                                                      ----------------------
                                                                                                 39,651,318
                                                                                      ----------------------
INSURANCE 0.99%
      American International Group Inc                                         72,100             4,467,316
                                                                                      ----------------------
      TOTAL FINANCIALS                                                                           44,118,634
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
HEALTH CARE 22.83%
HEALTH CARE EQUIPMENT & SERVICES 8.97%
      Alcon Inc                                                                60,500             7,736,740
      Caremark Rx Inc *                                                       147,300             7,354,689
      CIGNA Corp                                                               44,200             5,209,412
      St Jude Medical Inc *                                                   132,000             6,177,600
      UnitedHealth Group Inc                                                  132,500             7,446,500
      Wellpoint Inc *                                                          82,000             6,217,240
                                                                                      ----------------------
                                                                                                 40,142,181
                                                                                      ----------------------
PHARMACEUTICALS & BIOTECHNOLOGY 13.86%
      Amgen Inc *                                                             122,300             9,743,641
      Genentech Inc *                                                         159,300            13,414,653
      Gilead Sciences Inc *                                                   135,300             6,597,228
      Eli Lilly & Co                                                          114,800             6,144,096
      Novartis AG ADR                                                         176,300             8,991,300
      Roche Holding AG ADR ~                                                  164,500            11,470,667
      Sanofi-Aventis ADR                                                      137,700             5,721,435
                                                                                      ----------------------
                                                                                                 62,083,020
                                                                                      ----------------------
      TOTAL HEALTH CARE                                                                         102,225,201
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
INDUSTRIALS 3.15%
CAPITAL GOODS 3.15%
      General Electric Co                                                     418,400            14,087,528
                                                                                      ----------------------
      TOTAL INDUSTRIALS                                                                          14,087,528
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 34.49%
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 9.67%
      Applied Materials Inc                                                   402,100             6,819,616
      Intel Corp                                                              305,500             7,530,575
      Marvell Technology Group Ltd *                                          220,700            10,176,477
      Maxim Integrated Products Inc                                           191,100             8,150,415
      Texas Instruments Inc                                                   313,800            10,637,820
                                                                                      ----------------------
                                                                                                 43,314,903
                                                                                      ----------------------
SOFTWARE & SERVICES 14.92%
      Adobe Systems Inc ~                                                     273,500             8,163,975
      Electronic Arts Inc *                                                   144,100             8,197,849
      Google Inc Class A *                                                     64,200            20,316,732
      Mercury Interactive Corp *                                               87,800             3,476,880
      Microsoft Corp                                                          232,700             5,987,371
      Navteq Corp *                                                            88,800             4,435,560
      SAP Aktiengesellschaft Sponsored ADR ~                                  120,300             5,212,599
      Yahoo! Inc *                                                            325,000            10,998,000
                                                                                      ----------------------
                                                                                                 66,788,966
                                                                                      ----------------------
TECHNOLOGY HARDWARE & EQUIPMENT 9.90%
      Agilent Technologies Inc *                                              202,900             6,644,975
      Apple Computer Inc *                                                    156,800             8,406,048
      Cisco Systems Inc *                                                     288,800             5,178,184
      Dell Inc*                                                               183,000             6,258,600
      EMC Corp / Massachusetts *                                              351,000             4,541,940
      Nokia Corp ADR                                                          188,700             3,190,917
      Qualcomm Inc                                                            225,300            10,082,175
                                                                                      ----------------------
                                                                                                 44,302,839
                                                                                      ----------------------
      TOTAL INFORMATION TECHNOLOGY                                                              154,406,708
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.45%
TELECOMMUNICATION SERVICES 1.45%
      Sprint Nextel Corp                                                      271,879             6,465,283
                                                                                      ----------------------
      TOTAL TELECOMMUNICATION SERVICES                                                            6,465,283
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
(Cost $354,483,078)                                                                             443,663,330
                                                                                      =====================
============================================================================================================
SHORT TERM INVESTMENTS - 5.15%                                                 SHARES                 VALUE
============================================================================================================
COMMERCIAL PAPER 0.74%
      Citigroup Funding Inc
      3.84%  October 3, 2005 @                                              3,335,000             3,335,000

SHORT TERM INVESTMENT TRUST - 4.41%
      State Street Securities Lending Quality Trust ^^^
      3.77% yield as of September 30, 2005                                 19,718,525            19,718,525
                                                                                      ----------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $23,053,525)                                                                               23,053,525
                                                                                      ======================
TOTAL INVESTMENTS - 104.25%
(Cost $377,536,603)                                                                             466,716,855
                                                                                      ======================
OTHER ASSETS AND LIABILITIES - -4.25%                                                           (19,014,287)
                                                                                      ======================
TOTAL NET ASSETS - 100%                                                                         447,702,568
                                                                                      ======================


PREFERRED VALUE FUND AS OF SEPTEMBER 30, 2005
======================================================================================================
COMMON STOCK - 96.48%                                                      SHARES               VALUE
======================================================================================================

CONSUMER DISCRETIONARY 4.45%
CONSUMER SERVICES 0.09%
        Expedia Inc *                                                      14,550             288,236

MEDIA 4.04%
        Comcast Corp *                                                     76,300           2,195,914
        Interpublic Group of Companies Inc * ~                            261,730           3,046,537
        The Walt Disney Co                                                 78,600           1,896,618
        Time Warner Inc *                                                 241,550           4,374,471
        Tribune Co                                                         62,500           2,118,125
                                                                                  --------------------
                                                                                           13,631,665
                                                                                  --------------------
RETAILING 0.32%
        IAC / InterActiveCorp * ~                                          14,550             368,843
        RadioShack Corp ~                                                  29,800             739,040
                                                                                  --------------------
                                                                                            1,107,883
                                                                                  --------------------
        TOTAL CONSUMER DISCRETIONARY                                                       15,027,784
                                                                                  --------------------
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES 21.47%
FOOD & STAPLES RETAILING 8.72%
        CVS Corp                                                           61,300           1,778,313
        Kroger Co *                                                       575,140          11,842,133
        Safeway Inc                                                       195,700           5,009,920
        Wal-Mart Stores Inc                                               246,700          10,810,394
                                                                                  --------------------
                                                                                           29,440,760
                                                                                  --------------------
FOOD, BEVERAGE & TOBACCO 9.79%
        Altria Group Inc                                                  136,840          10,086,476
        Campbell Soup Co                                                   72,200           2,147,950
        Coca Cola Co                                                      135,000           5,830,650
        Diageo PLC ADR ~                                                   33,000           1,914,330
        General Mills Inc                                                  10,000             482,000
        HJ Heinz Co                                                        31,200           1,140,048
        Kraft Foods Inc ~                                                 282,530           8,642,593
        PepsiCo Inc                                                        49,500           2,807,145
                                                                                  --------------------
                                                                                           33,051,192
                                                                                  --------------------
HOUSEHOLD & PERSONAL PRODUCTS 2.96%
        Clorox Co                                                          24,500           1,360,730
        Gillette Co                                                        58,600           3,410,520
        Kimberly-Clark Corp                                                40,700           2,422,871
        Procter & Gamble Co                                                47,300           2,812,458
                                                                                  --------------------
                                                                                           10,006,579
                                                                                  --------------------
        TOTAL CONSUMER STAPLES                                                             72,498,531
                                                                                  --------------------
------------------------------------------------------------------------------------------------------
ENERGY 7.13%
ENERGY 7.13%
        Baker Hughes Inc                                                   34,200           2,041,056
        El Paso Corp ~                                                    623,850           8,671,515
        Exxon Mobil Corp                                                  157,100           9,982,134
        Schlumberger Ltd                                                   40,200           3,392,076
                                                                                  --------------------
        TOTAL ENERGY                                                                       24,086,781
                                                                                  --------------------
------------------------------------------------------------------------------------------------------
FINANCIALS 20.87%
BANKS 7.10%
        Bank of America Corp                                               56,280           2,369,388
        Fannie Mae                                                        120,040           5,380,193
        Freddie Mac                                                       251,280          14,187,269
        Marshall & Ilsley Corp ~                                           20,000             870,200
        PNC Financial Services Group Inc                                    8,400             487,368
        Wachovia Corp                                                      14,200             675,778
                                                                                  --------------------
                                                                                           23,970,196
                                                                                  --------------------
DIVERSIFIED FINANCIALS 8.78%
        American Express Co                                               249,940          14,356,554
        Bank of New York Company Inc                                       87,600           2,576,316
        Citigroup Inc                                                      56,500           2,571,880
        J.P. Morgan Chase & Co                                             90,104           3,057,228
        Merrill Lynch & Co Inc                                            115,280           7,072,428
                                                                                  --------------------
                                                                                           29,634,406
                                                                                  --------------------
INSURANCE 4.99%
        AFLAC Inc                                                          36,200           1,639,860
        American International Group Inc                                   35,900           2,224,364
        Hartford Financial Services Group Inc                              25,600           1,975,552
        Marsh & McLennan Co Inc                                           310,000           9,420,900
        Old Republic International Corp                                    61,005           1,627,003
                                                                                  --------------------
                                                                                           16,887,679
                                                                                  --------------------
        TOTAL FINANCIALS                                                                   70,492,281
                                                                                  --------------------
------------------------------------------------------------------------------------------------------
HEALTH CARE 17.06%
HEALTH CARE EQUIPMENT & SERVICES 4.47%
        Baxter International Inc                                           87,600           3,492,612
        Guidant Corp                                                        4,100             282,449
        HCA Inc                                                            87,100           4,173,832
        Medtronic Inc                                                      28,300           1,517,446
        Tenet Healthcare Corp * ~                                         501,400           5,630,722
                                                                                  --------------------
                                                                                           15,097,061
                                                                                  --------------------

PHARMACEUTICALS & BIOTECHNOLOGY 12.59%
        Biogen Idec Inc *                                                   8,600             339,528
        Bristol-Myers Squibb Co                                            54,700           1,316,082
        GlaxoSmithKline PLC ADR                                            58,500           2,999,880
        Johnson & Johnson                                                  50,100           3,170,328
        MedImmune Inc *                                                    47,500           1,598,375
        Merck & Co Inc                                                     56,900           1,548,249
        Novartis AG ADR                                                    85,198           4,345,098
        Pfizer Inc                                                        580,540          14,496,084
        Schering-Plough Corp                                               96,700           2,035,535
        Teva Pharmaceutical Industries Ltd ADR~                            38,800           1,296,696
        Wyeth                                                             202,700           9,378,929
                                                                                  --------------------
                                                                                           42,524,784
                                                                                  --------------------
        TOTAL HEALTH CARE                                                                  57,621,845
                                                                                  --------------------
------------------------------------------------------------------------------------------------------
INDUSTRIALS 10.73%
CAPITAL GOODS 8.76%
        Boeing Co                                                          11,000             747,450
        Deere & Company                                                    47,500           2,907,000
        Eaton Corp                                                         10,600             673,630
        Emerson Electric Co                                                37,200           2,670,960
        Fluor Corp                                                         25,700           1,654,566
        General Dynamics Corp                                              18,600           2,223,630
        General Electric Co                                               106,100           3,572,387
        Honeywell International Inc                                        44,700           1,676,250
        Pall Corp                                                          39,000           1,072,500
        Parker Hannifin Corp                                               44,400           2,855,364
        Raytheon Co                                                        44,700           1,699,494
        Tyco International Ltd                                            281,400           7,836,990
                                                                                  --------------------
                                                                                           29,590,221
                                                                                  --------------------
COMMERCIAL SERVICES & SUPPLIES 1.13%
        Pitney Bowes Inc                                                   58,100           2,425,094
        Waste Management Inc                                               48,200           1,379,002
                                                                                  --------------------
                                                                                            3,804,096
                                                                                  --------------------
TRANSPORTATION 0.84%
        Union Pacific Corp                                                 30,165           2,162,830
        United Parcel Service Inc                                           9,600             663,648
                                                                                  --------------------
                                                                                            2,826,478
                                                                                  --------------------
        TOTAL INDUSTRIALS                                                                  36,220,795
                                                                                  --------------------
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 6.80%
SOFTWARE & SERVICES 4.63%
        Automatic Data Processing Inc                                      58,200           2,504,928
        Electronic Data Systems Corp                                      452,320          10,150,060
        Microsoft Corp                                                    115,400           2,969,242
                                                                                  --------------------
                                                                                           15,624,230
                                                                                  --------------------
TECHNOLOGY HARDWARE & EQUIPMENT 2.17%
        EMC Corp *                                                         86,500           1,119,310
        Hewlett Packard Co                                                 78,000           2,277,600
        Motorola Inc                                                      154,500           3,412,905
        Xerox Corp*                                                        40,000             546,000
                                                                                  --------------------
                                                                                            7,355,815
                                                                                  --------------------
        TOTAL INFORMATION TECHNOLOGY                                                       22,980,045
                                                                                  --------------------
------------------------------------------------------------------------------------------------------
MATERIALS 4.76%
MATERIALS 4.76%
        Barrick Gold Corp                                                  79,500           2,309,475
        E I du Pont de Nemours and Co                                      50,300           1,970,251
        International Paper Co                                            125,500           3,739,900
        Monsanto Co                                                        31,400           1,970,350
        Newmont Mining Corp                                                73,800           3,481,146
        Potash Corporation of Saskatchewan Inc                              7,400             690,568
        Praxair Inc                                                        39,700           1,902,821
                                                                                  --------------------
        TOTAL MATERIALS                                                                    16,064,511
                                                                                  --------------------
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.70%
TELECOMMUNICATION SERVICES 2.70%
        Bellsouth Corp                                                     59,400           1,562,220
        SBC Communications Inc                                            123,500           2,960,295
        Sprint Corp                                                        70,000           1,664,600
        Verizon Communications Inc                                         89,500           2,925,755
                                                                                  --------------------
        TOTAL TELECOMMUNICATION SERVICES                                                    9,112,870
                                                                                  --------------------
------------------------------------------------------------------------------------------------------
UTILITIES 0.51%
UTILITIES 0.51%
        Ameren Corp                                                        23,300           1,246,317
        Southern Co                                                        13,100             468,456
                                                                                  --------------------
        TOTAL UTILITIES                                                                     1,714,773
                                                                                  --------------------
------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
(Cost $296,675,445)                                                                       325,820,216
                                                                                  ====================
======================================================================================================
SHORT TERM INVESTMENTS - 9.88%                                             SHARES               VALUE
======================================================================================================
SHORT TERM INVESTMENT FUND - 2.90%
        State Street Global Advisors
        Money Market Fund ^^^
        3.41% yield as of September 30, 2005                            9,805,392           9,805,392

SHORT TERM INVESTMENT TRUST - 6.98%
        State Street Securities Lending Quality Trust ^^^
        3.77% yield as of September 30, 2005                           23,565,315          23,565,315
                                                                                  --------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $33,370,707)                                                                         33,370,707
                                                                                  ====================
TOTAL INVESTMENTS - 106.36%
(Cost $330,046,152)                                                                       359,190,923
                                                                                  ====================
OTHER ASSETS AND LIABILITIES - -6.36%                                                     (21,480,938)
                                                                                  ====================
TOTAL NET ASSETS - 100%                                                                   337,709,985
                                                                                  ====================


PREFERRED ASSET ALLOCATION FUND AS OF SEPTEMBER 30, 2005
===========================================================================================================
COMMON STOCK & EQUIVALENTS - 46.33%                                            SHARES                 VALUE
===========================================================================================================

CONSUMER DISCRETIONARY 5.08%
AUTOMOBILES & COMPONENTS 0.43%
       Cooper Tire & Rubber Co                                                    300                 4,581
       Dana Corp                                                                  950                 8,940
       Delphi Corp                                                              2,100                 5,796
       Ford Motor Corp ~                                                       28,087               276,938
       General Motors Corp ~                                                      110                 3,367
       Goodyear Tire and Rubber Co * ~                                         16,500               257,235
       Harley-Davidson Inc                                                      1,090                52,800
       Johnson Controls Inc                                                     5,400               335,070
                                                                                      ----------------------
                                                                                                    944,727
                                                                                      ----------------------
CONSUMER DURABLES & APPAREL 0.87%
       Acco Brands Corp *                                                         141                 3,979
       Black & Decker Corp                                                      2,600               213,434
       Brunswick Corp                                                           8,900               335,797
       Coach Inc*                                                               2,200                68,992
       Fortune Brands Inc                                                         600                48,798
       Jones Apparel Group Inc                                                  5,600               159,600
       KB HOME ~                                                                5,580               408,456
       Leggett & Platt Inc                                                      1,500                30,300
       Liz Claiborne Inc                                                        5,700               224,124
       Mattel Inc                                                               2,000                33,360
       Newell Rubbermaid Inc                                                    1,100                24,915
       NIKE Inc                                                                 1,430               116,802
       Pulte Homes Inc                                                          1,200                51,504
       Reebok International Ltd                                                   219                12,389
       Snap-on Inc                                                                200                 7,224
       The Stanley Works                                                        3,600               168,048
                                                                                      ----------------------
                                                                                                  1,907,722
                                                                                      ----------------------
CONSUMER SERVICES 0.56%
       Carnival Corp                                                            1,290                64,474
       Harrahs Entertainment Inc                                                  400                26,076
       Hilton Hotels Corp                                                       2,500                55,800
       International Game Technology                                            1,000                27,000
       Marriott International Inc                                                 730                45,990
       McDonald's Corp                                                         18,670               625,258
       Starbucks Corp *                                                           400                20,040
       Starwood Hotels & Resorts Worldwide Inc REIT                             5,700               325,869
       Wendy's International Inc                                                  400                18,060
       Yum! Brands Inc                                                            266                12,877
                                                                                      ----------------------
                                                                                                  1,221,444
                                                                                      ----------------------
MEDIA 1.41%
       Clear Channel Communications Inc                                         2,230                73,345
       Comcast Corp *                                                          15,909               467,406
       Dow Jones & Co Inc ~                                                       300                11,457
       Gannett Co Inc                                                             380                26,155
       Interpublic Group of Companies Inc *                                     1,480                17,227
       McGraw-Hill Companies Inc                                                6,640               318,986
       Meredith Corp                                                            1,400                69,846
       News Corp                                                               10,300               160,577
       The Walt Disney Co                                                      25,310               610,730
       Time Warner Inc                                                         48,320               875,075
       Tribune Co                                                               1,400                47,446
       Univision Communications Inc *                                             600                15,918
       Viacom Inc                                                              11,846               391,036
                                                                                      ----------------------
                                                                                                  3,085,204
                                                                                      ----------------------

RETAILING 1.81%
       AutoZone Inc *                                                             350                29,138
       Bed Bath & Beyond Inc *                                                  1,000                40,180
       Best Buy Company Inc                                                     2,520               109,696
       Circuit City Stores Inc                                                  1,500                25,740
       eBay Inc *                                                               3,400               140,080
       Federated Department Stores Inc                                          9,118               609,721
       Gap Inc                                                                  6,237               108,711
       Genuine Parts Co                                                           600                25,740
       Home Depot Inc                                                          21,994               838,851
       JC Penney Inc                                                            7,000               331,940
       Kohls Corp *                                                               450                22,581
       Limited Brands Inc                                                         390                 7,968
       Lowe's Companies Inc                                                     7,530               484,932
       Nordstrom Inc                                                           10,900               374,088
       Office Depot Inc *                                                       8,200               243,540
       OfficeMax Inc                                                              300                 9,501
       RadioShack Corp ~                                                        5,600               138,880
       Sears Holdings Corp *                                                      314                39,068
       Sherwin-Williams Co                                                        550                24,239
       Staples Inc                                                              4,950               105,534
       Target Corp                                                              3,450               179,159
       TJX Companies Inc                                                        1,750                35,840
                                                                                      ----------------------
                                                                                                  3,925,127
                                                                                      ----------------------
       TOTAL CONSUMER DISCRETIONARY                                                              11,084,224
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES 4.36%
FOOD & STAPLES RETAILING 1.08%
       Costco Wholesale Corp                                                    7,550               325,330
       CVS Corp                                                                 7,000               203,070
       Pepsi Bottling Group Inc                                                11,600               331,180
       SUPERVALU Inc *                                                          7,000               217,840
       Sysco Corp                                                               1,310                41,095
       Walgreen Co                                                              3,640               158,158
       Wal-Mart Stores Inc                                                     24,790             1,086,298
                                                                                      ----------------------
                                                                                                  2,362,971
                                                                                      ----------------------
FOOD, BEVERAGE & TOBACCO 2.06%
       Altria Group Inc                                                        19,470             1,435,134
       Anheuser-Busch Companies Inc                                             2,160                92,966
       Archer-Daniels-Midland Co                                                3,605                88,899
       Brown-Forman Corp                                                          278                16,552
       Campbell Soup Co                                                         1,300                38,675
       Coca-Cola Co                                                            16,860               728,183
       Coca-Cola Enterprises Inc                                                9,400               183,300
       General Mills Inc                                                        4,200               202,440
       Hershey Foods Corp                                                       3,880               218,483
       H J Heinz Co                                                             1,600                58,464
       Kellogg Co                                                               2,450               113,019
       McCormick & Company Inc                                                  1,200                39,156
       PepsiCo Inc                                                             13,803               782,768
       Pilgrims Pride Corp                                                      5,200               189,280
       Reynolds American Inc ~                                                    300                24,906
       Sara Lee Corp                                                            2,800                53,060
       Smithfield Foods Inc *                                                   6,000               178,080
       UST Inc                                                                    580                24,279
       Wm Wrigley Jr Co                                                           400                28,752
                                                                                      ----------------------
                                                                                                  4,496,396
                                                                                      ----------------------
HOUSEHOLD & PERSONAL PRODUCTS 1.22%
       Alberto-Culver Co                                                        1,400                62,650
       Avon Products Inc                                                        2,300                62,100
       Clorox Co                                                                3,750               208,275
       Colgate-Palmolive Co                                                     2,100               110,859
       Gillette Co                                                              7,610               442,902
       Kimberly-Clark Corp                                                      5,446               324,200
       Procter & Gamble Co                                                     24,520             1,457,959
                                                                                      ----------------------
                                                                                                  2,668,945
                                                                                      ----------------------
       TOTAL CONSUMER STAPLES                                                                     9,528,312
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
ENERGY 4.77%
ENERGY 4.77%
       Allegheny Energy Inc * ~                                                   600                18,432
       Amerada Hess Corp                                                          340                46,750
       Anadarko Petroleum Corp                                                  3,318               317,699
       Apache Corp                                                              4,554               342,552
       Ashland Inc                                                                300                16,572
       Baker Hughes Inc                                                         5,640               336,595
       BJ Services Co                                                           1,600                57,584
       Burlington Resources Inc                                                 3,600               292,752
       ChevronTexaco Corp                                                      14,177               917,677
       ConocoPhillips                                                          17,444             1,219,510
       Devon Energy Corp                                                       10,600               727,584
       El Paso Corp ~                                                           1,898                26,382
       EOG Resources Inc                                                        1,200                89,880
       Exxon Mobil Corp #                                                      55,928             3,553,665
       Halliburton Co                                                           1,850               126,762
       Kerr-McGee Corp                                                            464                45,059
       Marathon Oil Corp                                                       10,540               726,522
       Murphy Oil Corp                                                            600                29,922
       Nabors Industries Ltd *                                                  1,500               107,745
       National-Oilwell Varco Inc *                                               400                26,320
       Noble Corp                                                                 500                34,230
       Occidental Petroleum Inc                                                 7,550               644,997
       Rowan Companies Inc                                                      2,300                81,627
       Schlumberger Ltd                                                         3,680               310,518
       Transocean Inc *                                                         2,141               131,265
       Valero Energy Corp                                                         800                90,448
       Weatherford International Ltd *                                            400                27,464
       Williams Companies Inc                                                   1,950                48,848
       XTO Energy Inc                                                             300                13,596
                                                                                      ----------------------
       TOTAL ENERGY                                                                              10,408,957
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
FINANCIALS 9.26%
BANKS 3.31%
       AmSouth Bancorporation                                                   1,200                30,312
       Bank of America Corp #                                                  46,922             1,975,416
       BB&T Corp                                                                1,910                74,586
       CIT Group Inc                                                            9,000               406,620
       Comerica Inc                                                             3,550               209,095
       Compass Bancshares Inc                                                   4,400               201,652
       Coutrywide Financial Corp                                                2,098                69,192
       Fannie Mae                                                               8,420               377,384
       Freddie Mac                                                              5,350               302,061
       Fifth Third Bancorp                                                      3,232               118,711
       First Horizon National Corp ~                                              700                25,445
       Golden West Financial Corp                                               3,300               195,987
       Huntington Bancshares Inc                                                  500                11,235
       KeyCorp                                                                  5,000               161,250
       Marshall & Ilsley Corp                                                     850                36,984
       MGIC Investment Corp                                                       300                19,260
       National City Corp                                                      10,200               341,088
       North Fork Bancorporation Inc                                            2,100                53,550
       Regions Financial Corp                                                   1,717                53,433
       Sovereign Bancorp Inc                                                    9,800               215,992
       SunTrust Banks Inc                                                       6,290               436,841
       U S Bancorp                                                             16,583               465,651
       Wachovia Corp                                                           11,723               557,898
       Washington Mutual Inc                                                    6,120               240,026
       Wells Fargo & Co                                                        11,180               654,813
                                                                                      ----------------------
                                                                                                  7,234,482
                                                                                      ----------------------
DIVERSIFIED FINANCIALS 3.56%
       A G Edwards Inc                                                          4,800               210,288
       American Express Co                                                     16,930               972,459
       Bank of New York Co Inc                                                  2,280                67,055
       Bear Stearns Companies Inc                                                 800                87,800
       Capital One Financial Corp                                               4,100               326,032
       Charles Schwab Corp                                                      7,515               108,441
       Citigroup Inc                                                           43,680             1,988,314
       E*TRADE Financial Corp *                                                10,300               181,280
       Franklin Resources Inc                                                     800                67,168
       Goldman Sachs Group Inc                                                  2,000               243,160
       JP Morgan Chase & Co                                                    29,693             1,007,483
       Lehman Brothers Holdings Inc                                             5,580               649,958
       MBNA Corp                                                               13,138               323,720
       Merrill Lynch & Co Inc                                                  10,450               641,108
       Moody's Corp                                                               200                10,216
       Morgan Stanley                                                           8,196               442,092
       Northern Trust Corp                                                      4,900               247,695
       SLM Corp                                                                 2,350               126,054
       State Street Corp^^^                                                     1,190                58,215
       T Rowe Price Group Inc                                                     100                 6,530
                                                                                      ----------------------
                                                                                                  7,765,068
                                                                                      ----------------------
INSURANCE 2.14%
       ACE Ltd                                                                  1,000                47,070
       AFLAC Inc                                                                6,840               309,852
       Allstate Corp                                                            8,988               496,947
       Ambac Financial Group Inc                                                  400                28,824
       American International Group Inc                                        22,897             1,418,698
       AON Corp                                                                   850                27,268
       Chubb Corp                                                               2,800               250,740
       Cincinnati Financial Corp                                                  613                25,679
       Hartford Financial Services Group Inc                                    7,260               560,254
       Jefferson Pilot Corp                                                       500                25,585
       Lincoln National Corp                                                      600                31,212
       Loews Corp                                                                 540                49,901
       Marsh & McLennan Companies Inc                                           1,810                55,006
       MBIA Inc                                                                 1,000                60,620
       MetLife Inc                                                             11,370               566,567
       Progressive Corp                                                           650                68,101
       Prudential Financial Inc                                                 6,930               468,191
       Safeco Corp                                                                500                26,690
       St Paul Travelers Companies Inc ^^^                                      1,763                79,106
       Torchmark Corp                                                             400                21,132
       XL Capital Ltd                                                             900                61,227
                                                                                      ----------------------
                                                                                                  4,678,670
                                                                                      ----------------------
REAL ESTATE 0.25%
       Apartment Investment & Management Co REIT                                  350                13,573
       Archstone-Smith Trust REIT                                                 700                27,909
       Equity Office Properties Trust REIT                                      1,350                44,159
       Equity Residential REIT                                                  1,000                37,850
       Plum Creek Timber Co Inc REIT                                              700                26,537
       ProLogis REIT                                                              900                39,879
       Public Storage Inc REIT                                                    300                20,100
       Simon Property Group Inc REIT                                            3,900               289,068
       Vornado Realty Trust REIT                                                  400                34,648
                                                                                      ----------------------
                                                                                                    533,723
                                                                                      ----------------------
       TOTAL FINANCIALS                                                                          20,211,943
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
HEALTH CARE 6.22%
HEALTH CARE EQUIPMENT & SERVICES 2.93%
       Aetna Inc                                                                3,300               284,262
       Bausch & Lomb Inc                                                        5,350               431,638
       Baxter International Inc                                                   790                31,497
       Becton Dickinson & Co                                                    6,550               343,417
       Biomet Inc                                                                 960                33,322
       Boston Scientific Corp *                                                 3,160                73,849
       Cardinal Health Inc                                                      1,530                97,063
       Caremark RX Inc *                                                        8,500               424,405
       CIGNA Corp                                                               2,900               341,794
       Coventry Health Care Inc *                                               3,800               326,876
       C.R. Bard Inc                                                            4,500               297,135
       Express Scripts Inc *                                                    1,600                99,520
       Guidant Corp                                                             1,780               122,624
       HCA Inc                                                                  2,188               104,849
       Health Management Associates Inc                                         1,450                34,032
       Hospira Inc *                                                              556                22,779
       Humana Inc *                                                             9,600               459,648
       Manor Care Inc New                                                         638                24,506
       Medco Health Solutions Inc *                                               973                53,350
       Medtronic Inc                                                            6,650               356,573
       Millipore Corp *                                                           800                50,312
       Quest Diagnostics Inc                                                    5,300               267,862
       St Jude Medical Inc *                                                      600                28,080
       Stryker Corp                                                             1,240                61,293
       Tenet Healthcare Corp *                                                  1,700                19,091
       Thermo Electron Corp *                                                     950                29,355
       United Healthcare Corp                                                  17,100               961,020
       Wellpoint Inc *                                                         11,900               902,258
       Zimmer Holdings Inc *                                                    1,670               115,046
                                                                                      ----------------------
                                                                                                  6,397,456
                                                                                      ----------------------
PHARMACEUTICALS & BIOTECHNOLOGY 3.29%
       Abbott Laboratories                                                      9,360               396,864
       Allergan Inc                                                             1,020                93,452
       Amgen Inc *                                                              8,434               671,937
       Biogen Idec Inc *                                                        1,150                45,402
       Bristol-Myers Squibb Co                                                 10,310               248,059
       Chiron Corp *                                                              650                28,353
       Eli Lilly and Co                                                         4,018               215,043
       Forest Laboratories Inc *                                                1,190                46,374
       Genzyme Corp *                                                           3,500               250,740
       Gilead Sciences Inc *                                                    1,600                78,016
       Johnson & Johnson                                                       32,776             2,074,065
       King Pharmaceuticals Inc *                                               1,150                17,687
       MedImmune Inc *                                                            960                32,304
       Merck & Co Inc                                                          19,030               517,806
       Pfizer Inc                                                              73,708             1,840,489
       Schering-Plough Corp                                                     8,160               171,768
       Wyeth                                                                    9,970               461,312
                                                                                      ----------------------
                                                                                                  7,189,671
                                                                                      ----------------------
       TOTAL HEALTH CARE                                                                         13,587,127
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
INDUSTRIALS 5.17%
CAPITAL GOODS 4.24%
       3M Co                                                                    5,920               434,291
       American Power Conversion Corp                                             700                18,130
       Boeing Co                                                                6,472               439,772
       Caterpillar Inc ^                                                        6,020               353,675
       Cummins Inc                                                              2,500               219,975
       Danaher Corp                                                               840                45,217
       Deere & Company                                                            900                55,080
       Dover Corp                                                               1,000                40,790
       Eaton Corp                                                               6,300               400,365
       Emerson Electric Co                                                      1,460               104,828
       General Dynamics Corp                                                    2,420               289,311
       General Electric Co                                                     85,980             2,894,947
       Goodrich Corp                                                            9,700               430,098
       Honeywell International Inc                                              2,666                99,975
       Illinois Tool Works Inc                                                  1,140                93,856
       Ingersoll-Rand Co                                                        1,440                55,051
       ITT Industries Inc                                                         500                56,800
       Lockheed Martin Corp                                                     7,034               429,355
       Masco Corp                                                               8,940               274,279
       Navistar International Corp *                                            2,100                68,103
       Northrop Grumman Corp                                                    2,392               130,005
       Paccar Inc                                                               4,835               328,248
       Parker Hannifin Corp                                                     1,400                90,034
       Raytheon Co                                                             12,670               481,713
       Rockwell Automation Inc                                                  1,090                57,661
       Rockwell Collins Inc                                                       950                45,904
       Textron Inc                                                              2,500               179,300
       Tyco International Ltd                                                  17,899               498,487
       United Technologies Corp                                                12,220               633,485
                                                                                      ----------------------
                                                                                                  9,248,735
                                                                                      ----------------------
COMMERCIAL SERVICES & SUPPLIES 0.31%
       Allied Waste Industries Inc * ~                                          1,300                10,985
       Apollo Group Inc *                                                         750                49,793
       Avery Dennison Corp                                                        400                20,956
       Cendant Corp                                                            18,028               372,098
       Cintas Corp                                                                600                24,630
       Equifax Inc                                                                400                13,976
       H & R Block Inc.                                                         1,100                26,378
       Monster Worldwide Inc *                                                    500                15,355
       Pitney Bowes Inc                                                           770                32,140
       Robert Half International Inc                                              600                21,354
       RR Donnelley & Sons Co                                                     850                31,510
       Waste Management Inc                                                     1,989                56,905
                                                                                      ----------------------
                                                                                                    676,080
                                                                                      ----------------------
TRANSPORTATION 0.62%
       Burlington Northern Santa Fe Corp                                        1,350                80,730
       CSX Corp                                                                 6,160               286,317
       FedEx Corp                                                               4,302               374,833
       Norfolk Southern Corp                                                    1,400                56,784
       Ryder Systems Inc                                                        5,500               188,210
       Southwest Airlines Co                                                    2,900                43,065
       Union Pacific Corp                                                         910                65,247
       United Parcel Service Inc                                                4,000               276,520
                                                                                      ----------------------
                                                                                                  1,371,706
                                                                                      ----------------------
       TOTAL INDUSTRIALS                                                                         11,296,521
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 7.24%
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.58%
       Altera Corp *                                                            1,760                33,634
       Applied Materials Inc                                                    5,590                94,806
       Broadcom Corp *                                                          1,330                62,390
       Freescale Semiconductor Inc*                                             9,330               220,001
       Intel Corp                                                              71,510             1,762,722
       KLA-Tencor Corp                                                            300                14,628
       Linear Technology Corp                                                   1,500                56,385
       LSI Logic Corp *                                                         2,600                25,610
       Maxim Integrated Products Inc                                            1,160                49,474
       National Semiconductor Corp                                              1,400                36,820
       NVIDIA Corp *                                                            1,500                51,420
       PMC Sierra Inc *                                                         2,100                18,501
       Texas Instruments Inc                                                   30,360             1,029,204
                                                                                      ----------------------
                                                                                                  3,455,595
                                                                                      ----------------------
SOFTWARE & SERVICES 2.39%
       Adobe Systems Inc                                                        1,800                53,730
       Affiliated Computer Services Inc *                                       4,400               240,240
       Automatic Data Processing Inc                                              750                32,280
       BMC Software Inc *                                                      16,300               343,930
       Citrix Systems Inc *                                                     1,050                26,397
       Computer Associates International Inc                                    1,683                46,804
       Computer Sciences Corp *                                                 8,650               409,232
       Convergys Corp *                                                         1,020                14,657
       Electronic Data Systems Corp                                             1,820                40,841
       First Data Corp                                                          2,808               112,320
       Fiserv Inc *                                                             8,250               378,428
       Intuit Inc *                                                             3,000               134,430
       Microsoft Corp                                                          94,120             2,421,708
       Oracle Corp *                                                           44,928               556,658
       Paychex Inc                                                              1,595                59,143
       Sabre Holdings Corp                                                      2,200                44,616
       Siebel Systems Inc                                                       1,900                19,627
       Symantec Corp *                                                          4,774               108,179
       Yahoo! Inc *                                                             5,200               175,968
                                                                                      ----------------------
                                                                                                  5,219,188
                                                                                      ----------------------
TECHNOLOGY HARDWARE & EQUIPMENT 3.27%
       ADC Telecommunications Inc *                                               442                10,104
       Agilent Technologies Inc *                                               2,179                71,362
       Apple Computer Inc *                                                     4,300               230,523
       Arrow Electronics Inc *                                                  7,900               247,744
       Avaya Inc *                                                              1,500                15,450
       Ciena Corp *                                                             1,600                 4,224
       Cisco Systems Inc *                                                     58,060             1,041,016
       Comverse Technology Inc *                                                2,300                60,421
       Corning Inc *                                                            8,650               167,205
       Dell Inc *                                                              23,290               796,518
       EMC Corp *                                                              26,380               341,357
       Gateway Inc * ~                                                          1,400                 3,780
       Hewlett-Packard Co                                                      29,914               873,489
       International Business Machines Corp                                    18,470             1,481,663
       Jabil Circuit Inc *                                                      8,900               275,188
       JDS Uniphase Corp * ~                                                    5,400                11,988
       Molex Inc                                                                  700                18,676
       Motorola Inc                                                            23,721               523,997
       NCR Corp *                                                              13,500               430,785
       Network Appliance Inc *                                                  1,600                37,984
       Qualcomm Inc                                                             4,940               221,065
       Sanmina-SCI Corp *                                                       1,800                 7,722
       Scientific-Atlanta Inc                                                   2,200                82,522
       Solectron Corp *                                                           900                 3,519
       Sun Microsystems Inc *                                                   6,300                24,696
       Tektronix Inc                                                              350                 8,830
       Xerox Corp *                                                            10,200               139,230
                                                                                      ----------------------
                                                                                                  7,131,058
                                                                                      ----------------------
       TOTAL INFORMATION TECHNOLOGY                                                              15,805,841
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
MATERIALS 1.26%
MATERIALS 1.26%
       Air Products and Chemicals Inc                                             200                11,028
       Alcoa Inc                                                                3,024                73,846
       Allegheny Technologies Inc                                                 300                 9,294
       Ball Corp                                                                  400                14,696
       Bemis Co Inc                                                               400                 9,880
       Dow Chemical Co                                                          4,791               199,641
       Eastman Chemical Co                                                      4,125               193,751
       E I du Pont de Nemours & Co                                              4,038               158,168
       Engelhard Corp                                                             450                12,559
       FMC Corp *                                                               5,600               320,432
       Freeport McMoRan Copper & Gold Inc ~                                       700                34,013
       Georgia-Pacific Corp                                                     9,658               328,951
       Hercules Inc *                                                             350                 4,277
       International Flavors & Fragrances Inc                                     300                10,692
       International Paper Co                                                   1,802                53,700
       Lubrizol Corp                                                            5,700               246,981
       MeadWestvaco Corp                                                          700                19,334
       Newmont Mining Corp                                                      1,550                73,113
       Nucor Corp                                                                 600                35,394
       Phelps Dodge Corp                                                        1,950               253,363
       PPG Industries Inc                                                       4,900               290,031
       Rohm and Haas Co                                                         7,151               294,121
       Sigma-Aldrich Corp                                                         500                32,030
       Temple Inland Inc                                                          400                16,340
       United States Steel Corp                                                   360                15,246
       Vulcan Materials Co                                                        400                29,684
                                                                                      ----------------------
       TOTAL MATERIALS                                                                            2,740,565
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.28%
TELECOMMUNICATION SERVICES 1.28%
       Alltel Corp                                                                480                31,253
       AT&T Corp                                                               11,825               234,135
       BellSouth Corp                                                          14,610               384,243
       CenturyTel Inc                                                             550                19,239
       Citizens Communications Co                                                 900                12,195
       Qwest Communications International Inc *                                 5,900                24,190
       SBC Communications Inc                                                  26,102               625,665
       Sprint Corp                                                             22,687               539,497
       Verizon Communications Inc                                              28,058               917,216
                                                                                      ----------------------
       TOTAL TELECOMMUNICATION SERVICES                                                           2,787,633
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
UTILITIES 1.69%
UTILITIES 1.69%
       AES Corp *                                                              19,350               317,920
       Ameren Corp                                                                300                16,047
       American Electric Power Company Inc                                      1,750                69,475
       CenterPoint Energy Inc                                                   1,100                16,357
       Cinergy Corp                                                               400                17,764
       CMS Energy Corp *                                                          400                 6,580
       Constellation Energy Group Inc                                           6,210               382,536
       Dominion Resources Inc                                                   1,249               107,589
       DTE Energy Co                                                              700                32,102
       Duke Energy Co                                                          10,202               297,592
       Dynegy Inc * ~                                                           1,000                 4,710
       Edison International                                                     8,630               408,026
       Entergy Corp                                                               890                66,145
       Exelon Corp                                                              9,034               482,777
       FirstEnergy Corp                                                         1,500                78,180
       PG&E Corp                                                                7,710               302,617
       PPL Corp                                                                 1,600                51,728
       Progress Energy Inc                                                        952                42,602
       Public Service Enterprise Group Inc                                      1,050                67,578
       Sempra Energy                                                            1,100                51,766
       Southern Co                                                              2,900               103,704
       TECO Energy Inc                                                          1,350                24,327
       TXU Corp                                                                 6,397               722,093
       XCEL Energy Inc ~                                                        1,950                38,239
                                                                                      ----------------------
       TOTAL UTILITIES                                                                            3,708,454
                                                                                      ----------------------
------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
(Cost $94,991,930)                                                                              101,159,577
                                                                                      ======================
============================================================================================================
FIXED INCOME - 16.13%                                                          SHARES                 VALUE
============================================================================================================
U.S. TREASURY - 16.13%
       United States Treasury Bonds
         5.25% November 15, 2028 # ~                                        2,680,000             2,919,316
         5.25%  February 15, 2029 ~                                           685,000               746,730
         5.50% August 15, 2028 ~                                              360,000               404,494
         6.00% February 15, 2026 ~                                            790,000               931,706
         6.125%  November 15, 2027 # ~                                        615,000               742,060
         6.125%  August 15, 2029 # ~                                        1,174,000             1,429,299
         6.25% August 15, 2023 # ~                                            920,000             1,100,083
         6.25%  May 15, 2030 ~                                              1,360,000             1,688,685
         6.375% August 15, 2027 ~                                             215,000               266,432
         6.50% November 15, 2026 #                                            145,000               181,318
         6.625%  February 15, 2027 # ~                                        280,000               355,447
         6.75% August 15, 2026 ~                                              345,000               442,180
         6.875% August 15, 2025 ~                                             600,000               773,485
         7.125%  February 15, 2023 # ~                                        575,000               746,062
         7.25%  May 15, 2016 # ~                                            1,417,000             1,752,928
         7.25%  August 15, 2022 # ~                                         1,975,000             2,580,460
         7.50%  November 15, 2016 ~                                           640,000               810,050
         7.50%  November 15, 2024 ~                                           471,000               641,480
         7.625% November 15, 2022 ~                                           185,000               250,458
         7.625%  February 15, 2025 ~                                          204,000               281,624
         7.875% February 15, 2021                                           1,765,000             2,400,813
         8.00%  November 15, 2021 # ~                                       1,285,000             1,778,822
         8.125%  August 15, 2019 # ~                                        1,126,000             1,537,297
         8.125% May 15, 2021 ~                                                595,000               827,817
         8.125%  August 15, 2021 # ~                                          705,000               983,199
         8.50% February 15, 2020 ~                                          1,215,000             1,715,665
         8.75% May 15, 2017 ~                                                 335,000               464,079
         8.75%  May 15, 2020                                                  485,000               699,991
         8.75% August 15, 2020 ~                                              645,000               933,512
         8.875% August 15, 2017 ~                                             245,000               343,517
         8.875%  February 15, 2019 # ~                                        335,000               479,900
         9.00%  November 15, 2018 # ~                                         810,000             1,166,969
         9.125% May 15, 2018 ~                                                155,000               223,581
         9.25%  February 15, 2016 ~                                           400,000               559,516
         9.875%  November 15, 2015 ~                                          922,000             1,330,850
         10.625%  August 15, 2015 # ~                                         490,000               733,258

TOTAL FIXED INCOME
(Cost $32,020,313)                                                                               35,223,083
                                                                                      ======================
TOTAL LONG TERM ASSETS
(Cost $127,012,243)                                                                             136,382,660
                                                                                      ======================
============================================================================================================
SHORT TERM INVESTMENTS - 50.17%                                            PAR/SHARES                 VALUE
============================================================================================================
COMMERCIAL PAPER - 29.40%
       ABN Amro North America
        3.52% October 20, 2005 # @                                          3,500,000             3,493,498
       AIG Funding Inc
        3.65% November 30, 2005 # @                                         4,000,000             3,975,208
       American Honda Financial Corp
         3.57% October 11, 2005 # @                                         3,500,000             3,496,529
       CBA Finance Inc (Delaware)
        3.91% December 19, 2005 # @                                         4,000,000             3,966,608
       Citigroup Funding Inc
         3.56% October 26, 2005 # @                                         3,500,000             3,491,347
         3.85% October 3, 2005 # @                                          5,500,000             5,498,824
       Dexia Delaware LLC
         3.86% December 22, 2005 # @                                        4,000,000             3,965,227
       Du Pont E I De Nemours and Co
         3.53% October 28, 2005 # @                                         4,000,000             3,989,410
       General Electric Capital Corp
        3.81% December 8, 2005 # @                                          4,000,000             3,971,627
       International Lease Financing
         3.80% November 28, 2005 # @                                        4,000,000             3,975,511
       Nordea North America Inc
        3.79% November 21, 2005 # @                                         3,000,000             2,983,892
       Paccar Financial Corp Yrs 1 + 2
         3.79% December 15, 2005 # @                                        3,500,000             3,472,392
       Royal Bank of Scotland
         3.665% December 15, 2005 # @                                       4,000,000             3,968,448
       San Paolo U S Financial
         3.76% December 13, 2005 # @                                        4,000,000             3,969,359
       Spintab SwedMortgage
         3.82% November 18, 2005 # @                                        3,000,000             2,984,720
       Toyota Motor Credit Co
         3.77% November 14, 2005 # @                                        3,000,000             2,986,177
       UBS Financial Delaware LLC
         3.57% October 17, 2005 # @                                         4,000,000             3,993,653
                                                                                      ----------------------
                                                                                                 64,182,430
                                                                                      ----------------------
REPURCHASE AGREEMENTS - 4.90%
       State Street Repo, 1.75%, dated September 30, 2005,
       due October 3, 2005, repurchase price $10,692,559
       collateralized by 7,680,000 U.S. Treasury Note, 8.00%,
       due November 15, 2021, valued at $10,863,600 # ^^^                  10,691,000            10,691,000

SHORT TERM INVESTMENT FUND - 1.05%
       State Street Global Advisors
         Money Market Fund ^^^
         3.41% yield as of September 30, 2005 #                             2,284,748             2,284,748

SHORT TERM INVESTMENT TRUST - 13.45%
       State Street Securities Lending Quality Trust
       3.77% yield as of September 30, 2005^^^                             29,374,350            29,374,350

U.S. TREASURY - 1.37%
       United States Treasury Bills
         0.00% December 8, 2005 #                                             669,000               665,026
         0.00% December 15, 2005 #                                          2,350,000             2,334,570
                                                                                      ----------------------
                                                                                                  2,999,596
                                                                                      ----------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $109,531,120)                                                                             109,532,124
                                                                                      ======================
TOTAL INVESTMENTS - 112.63%
(Cost $236,543,363)                                                                             245,914,784
                                                                                      ======================
OTHER ASSETS AND LIABILITIES - -12.63%                                                          (27,575,734)
                                                                                      ======================
TOTAL NET ASSETS - 100%                                                                         218,339,050
                                                                                      ======================


PREFERRED FIXED INCOME FUND AS OF SEPTEMBER 30, 2005
============================================================================================================
FIXED INCOME - 107.13%                                                             PAR +              VALUE
===========================================================================================================

ASSET BACKED SECURITIES 2.50%
     Aegis Asset Backed Securities Trust
      3.93% June 25, 2035 ## ^^                                                3,002,161          3,002,509
     AQ Financial
       4.09%  August 25, 2008 ## ** ^^                                            53,325             53,335
     Conseco Financial Securitization Corp
       6.60%  February 1, 2033 ^^                                                710,648            724,072
       7.27%  September 1, 2032 ^^                                               800,000            741,403
     GSMPS Mortgage Loan Trust
       4.06% July 25, 2035 ## ** ^^                                            3,624,809          3,624,736
     M & I Auto Loan Trust
       2.31%  February 20, 2008 ^^                                               496,623            492,352
     MSDWCC Heloc Trust
       4.02% July 25, 2017 ## ^^                                                 467,477            467,506
     Pegasus Aviation Lease Securities
       8.37% March 25, 2030 ** ^^                                                400,000            254,000
     PSNH  Funding LLC
       6.48%  May 1, 2015 ^^                                                   1,000,000          1,085,103
                                                                                         -------------------
                                                                                                 10,445,016
                                                                                         -------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES 10.07%
     Countrywide Alternative Loan Trust
       4.14% October 25, 2035 ## ^^                                            3,983,721          3,983,562
       4.16% October 25, 2035 ## ^^                                            3,990,812          3,990,693
       4.17% October 25, 2035 ## ^^                                            4,200,000          4,200,000
     Deutsche Mortgage and Asset Receiving Corp
       6.538% June 15, 2031 ^^                                                 1,785,890          1,844,590
     Diversified REIT Trust
       0.532% March 18, 2011 IO ** ^^                                         31,196,391            465,138
     First Franklin Mortgage Loan Trust
       3.91% March 25, 2035 ## ^^                                              2,798,095          2,798,396
     GMAC Commercial Mortgage Securities Inc
       6.70% May 15, 2030 ^^                                                   1,614,753          1,678,242
     GS Mortgage Securities Corp
       4.68% July 10, 2039 ^^                                                    700,000            689,981
       6.62%  October 18, 2030 ^^                                                700,000            729,826
     JP Morgan Chase Commercial Mortgage Securities Corp
       4.895% September 12, 2037 ^^                                            2,880,000          2,849,410
       4.918% October 15, 2042 ^^                                              2,200,000          2,184,703
     Master Reperforming Loan Trust
       7.00% August 25, 2034 ** ^^                                             1,682,274          1,755,688
     Merrill Lynch Mortgage Trust
       4.747% May 12, 2043 ^^                                                    600,000            586,873
     Morgan Stanley Capital Inc
       4.989% August 13, 2042 ^^                                               1,750,000          1,746,832
     Opteum Mortgage Acceptance Corp
       4.00% November 25, 2035 ^^                                              6,351,071          6,350,944
     Peoples Choice Home Loan Securities Trust
       3.94% May 25, 2035 ## ^^                                                2,537,797          2,538,197
     Structured Adjustable Rate Mortgage Loan Trust
       4.17% August 25, 2035 ## ^^                                             3,695,054          3,679,978
                                                                                         -------------------
                                                                                                 42,073,053
                                                                                         -------------------
CORPORATES 21.68%
     Abitibi-Consolidated Inc
       7.75% June 15, 2011 ~                                                      70,000             68,950
       8.375% April 1, 2015 ~                                                     20,000             19,650
     AES Corp
      7.75% March 1, 2014                                                         99,000            104,940
       8.75%  May 15, 2013 **                                                    449,000            491,655
       8.875%  February 15, 2011 ~                                                47,000             50,995
       9.375%  September 15, 2010                                                 92,000            101,430
       9.50%  June 1, 2009                                                        95,000            103,550
     AIFUL Corp
       4.45% February 16, 2010 **                                                100,000             97,389
       5.00% August 10, 2010 **                                                  300,000            298,020
     Altria Group Inc
       7.00%  November 4, 2013                                                   260,000            284,586
       7.75%  January 15, 2027 ~                                                 590,000            687,982
     Amerada Hess Corp
       7.30% August 15, 2031                                                   1,315,000          1,534,147
     American Achievement Corp
       8.25% April 1, 2012 ~                                                      30,000             30,300
     Amerigas Partners LP
       7.25% May 20, 2015 **                                                      80,000             83,600
     AmerisourceBergen Corp
       5.875% September 15, 2015 **                                              120,000            118,500
     Anadarko Petroleum Corp
       6.75% May 1, 2011                                                         335,000            363,981
     AOL Time Warner Inc
       7.70%  May 1, 2032                                                      1,145,000          1,355,593
     Apache Corp
       6.25% April 15, 2012 ~                                                    390,000            423,829
     AT&T Wireless Services Inc
       7.875% March 1, 2011                                                      225,000            256,162
       8.125% May 1, 2012                                                         75,000             87,951
     Bank of America Corp
       7.40% January 15, 2011                                                    750,000            837,572
     Bank One Corp
       5.90% November 15, 2011                                                   825,000            864,635
     Banque Paribas NY
       6.875% March 1, 2009                                                      140,000            149,272
     Bear Stearns Co Inc
      4.136%  June 19, 2006 MTN ##                                               200,000            200,378
     Beazer Homes USA Inc
       8.625%  May 15, 2011                                                       10,000             10,525
     Boeing Capital Corp
       6.50%  February 15, 2012                                                  535,000            583,001
     Bristol-Myers Squibb Co
       5.75% October 1, 2011                                                     140,000            146,850
     British Telecommunication PLC
       8.375% December 15, 2010                                                  410,000            474,720
     Case New Holland Inc
       9.25% August 1, 2011                                                       49,000             51,818
     Chesapeake Energy Corp
       6.25% January 15, 2018                                                    150,000            147,000
       7.50%  September 15, 2013                                                  30,000             31,950
     ChevronTexaco Corp
       3.50% September 17, 2007                                                  625,000            613,939
     Cincinnati Bell Inc
       7.00% February 15, 2015 ~                                                 232,000            223,880
     Cingular Wireless LLC
       6.50% December 15, 2011                                                   220,000            238,372
     Citigroup Inc
       5.00% September 15, 2014                                                1,040,000          1,034,385
     Citizens Communications Co
       9.25% May 15, 2011                                                         40,000             43,900
     Clear Channel Communications Inc
       4.25% May 15, 2009                                                        250,000            241,113
       4.625% January 15, 2008                                                    30,000             29,696
       4.90% May 15, 2015 ~                                                      180,000            164,111
       5.50% September 15, 2014                                                  720,000            693,981
     Cleveland Electric Illumination
       5.65%  December 15, 2013                                                  100,000            102,440
     Columbia/HCA Healthcare Corp
       7.25%  May 20, 2008                                                        40,000             41,410
     Comcast Corp
       6.50%  January 15, 2015                                                    40,000             43,210
       7.125% June 15, 2013                                                      185,000            205,865
     Conoco Inc
       6.95%  April 15, 2029                                                      95,000            115,642
     ConocoPhillips
       5.90% October 15, 2032 ~                                                    5,000              5,413
     Corporacion Nacional  Del Cobre
      4.75% October 15, 2014 **                                                  210,000            203,727
     Countrywide Home Loans Inc
       3.947%  February 17, 2006 MTN ##                                          570,000            570,031
     CSC Holdings Inc
       7.625%  April 1, 2011                                                     175,000            171,938
       7.625% July 15, 2018                                                       20,000             18,700
     DaimlerChrysler Holdings
       6.50%  November 15, 2013                                                  110,000            116,301
       7.30% January 15, 2012 ~                                                  290,000            314,934
       7.75% January 18, 2011                                                    235,000            260,279
     Davita Inc
       7.25% March 15, 2015 ~                                                     70,000             70,963
     Devon Energy Corp
       7.95%  April 15, 2032                                                     495,000            630,991
     DirecTV Holdings LLC
       6.375% June 15, 2015 **                                                   180,000            178,650
     Dominion Resources Inc
       4.75% December 15, 2010                                                   160,000            158,222
       5.70%  September 17, 2012                                                 570,000            588,171
     Dow Chemical Co
       6.00% October 1, 2012                                                     325,000            344,163
     DR Horton Inc
       8.50% April 15, 2012                                                       55,000             59,369
     Duke Energy Co
       3.75%  March 5, 2008                                                      440,000            431,239
       6.25% January 15, 2012                                                    165,000            175,542
     Eastman Kodak Co
       3.625% May 15, 2008 MTN                                                   520,000            486,617
       7.25%  November 15, 2013 ~                                                125,000            118,557
     Echostar Corp
       6.754%  October 1, 2008 ##                                                147,000            149,573
     EIRCOM Funding
       8.25%  August 15, 2013                                                    120,000            129,738
     El Paso Electric Co
      8.375% June 15, 2032                                                       685,000            778,050
     Entercom Communications Corp
       7.625%  March 1, 2014                                                     130,000            134,225
     E*Trade Financial Corp
       7.375% September 15. 2013                                                  40,000             40,400
     Export Import Bank of Korea
       5.25%  February 10, 2014 **                                               225,000            227,286
     First Energy Corp
       5.50%  November 15, 2006                                                  300,000            302,536
       6.45% November 15, 2011                                                   110,000            117,124
       7.375%  November 15, 2031                                               1,310,000          1,536,457
     Flextronics International Ltd
       6.25% November 15, 2014 ~                                                  20,000             19,900
     Ford Motor Co
       4.95% January 15, 2008 ~                                                  760,000            723,244
       6.625% October 1, 2028                                                     90,000             65,025
       7.25%  October 25, 2011                                                 1,170,000          1,110,545
       7.45% July 16, 2031 ~                                                     270,000            210,600
       7.875%  June 15, 2010                                                   1,405,000          1,367,220
     Ford Motor Credit Co
       6.625% June 16, 2028                                                       80,000             78,190
       7.375 October 28, 2009                                                  3,270,000          3,158,647
     Forest City Enterprises Inc
       6.50% February 1, 2017                                                     48,000             47,520
       7.625% June 1, 2015                                                        20,000             21,200
     General Electric Capital Corp
       4.13% September 15, 2014 MTN ##                                         1,370,000          1,377,893
       5.45%  January 15, 2013 MTN                                               690,000            714,320
     General Electric Co
      5.00% February 1, 2013                                                   1,760,000          1,774,631
     General Motors Acceptance Corp
       4.375  December 10, 2007 MTN                                              160,000            150,583
       6.125%  February 1, 2007 ~                                                355,000            352,914
       6.125% August 28, 2007                                                    650,000            639,858
       6.15%  April 5, 2007 ~                                                  1,030,000          1,022,153
       6.311% November 30, 2007                                                  290,000            280,287
       6.875% September 15, 2011                                                 370,000            336,557
       7.75% January 19, 2010 ~                                                  570,000            552,504
     General Motors Corp
       7.20% January 15, 2011 ~                                                  435,000            387,150
       8.375% July 5, 2033                                                       250,000            236,638
       8.375% July 14, 2033 ~                                                    800,000            624,000
     Georgia-Pacific Corp
       8.125%  May 15, 2011                                                       20,000             22,100
       9.375%  February 1, 2013                                                   67,000             74,705
       9.50%  December 1, 2011                                                    39,000             46,020
     Goldman Sachs Group Inc
       3.733 August 1, 2006 MTN ##                                             2,500,000          2,501,478
       4.50% June 15, 2010                                                       200,000            196,816
       4.75%  July 15, 2013                                                       80,000             78,172
       6.60%  January 15, 2012                                                   350,000            379,421
     Harrah's Entertainment Inc
       7.875% December 15, 2005                                                  210,000            211,313
     HCA Inc
       5.75% March 15, 2014                                                       40,000             38,127
       6.25% February 15, 2013                                                   640,000            632,602
       6.30%  October 1, 2012                                                    220,000            218,676
       6.375% January 15, 2015                                                 1,060,000          1,048,712
     Health Care REIT Inc
       8.00%  September 12, 2012                                                  79,000             89,773
     Hilton Hotels Corp
       7.625%  May 15, 2008                                                      127,000            135,000
     HMH Properties Inc
       7.875% August 1, 2008 ~                                                     9,000              9,113
     Host Marriott Corp
       9.50% January 15, 2007                                                     76,000             79,515
     Household Finance Corp
       6.375% October 15, 2011                                                   180,000            192,536
       6.375% November 27, 2012                                                  340,000            365,344
       7.00% May 15, 2012                                                         20,000             22,134
     HSBC Finance Corp
       6.75% May 15, 2011                                                        470,000            511,181
     Hydro Quebec
       7.50%  April 1, 2016                                                      220,000            266,921
     IMC Global Inc
       10.875%  August 1, 2013                                                    50,000             59,000
       11.25% June 1, 2011                                                       100,000            110,000
     Inn of the Mountain Gods Resort & Casino
       12.00% November 15, 2010                                                   80,000             90,400
     Intelsat Bermuda Ltd
       8.625% January 15, 2015 **                                                110,000            112,200
     International Paper Co
       5.50%  January 15, 2014                                                   215,000            214,133
     Iron Mountain Inc
       8.625% April 1, 2013                                                       85,000             89,038
     J C Penney Co Inc
       7.40% April 1, 2037                                                        50,000             54,063
     John Deere Capital Corp
       7.00% March 15, 2012                                                      295,000            329,197
     JP Morgan Chase & Co
       4.50%  November 15, 2010                                                  240,000            236,706
       5.35% March 1, 2007                                                       375,000            379,326
       5.75% January 2, 2013                                                     450,000            467,958
     Kabel Deutschland GMBH
       10.625% July 1, 2014 **                                                    75,000             82,875
     Kansas City Southern Co
       9.50% October 1, 2008                                                      25,000             27,406
     Kerr McGee Corp
       7.875% September 15, 2031                                               1,250,000          1,446,776
     Kraft Foods Inc
       5.25% June 1, 2007                                                        400,000            404,074
       5.625% November 1, 2011                                                   300,000            309,965
     Lamar Media Corp
       7.25% January 1, 2013                                                     109,000            113,905
     La Quinta Properties Inc
       7.00% August 15, 2012 ~                                                    20,000             20,550
     Lehman Brothers Holdings Inc
       4.00% January 22, 2008                                                    350,000            345,276
       6.625% January 18, 2012                                                   235,000            255,637
     Liberty Media Corp
       5.37%  September 17, 2006 ##                                              773,000            778,658
       5.70%  May 15, 2013 ~                                                     350,000            318,506
       7.875% July 15, 2009                                                       20,000             21,046
     Lockheed Martin Corp
       8.50% December 1, 2029                                                    175,000            241,440
     Lyondell Chemical Co
       9.625% May 1, 2007                                                        114,000            119,700
     Macdermid Inc
       9.125% July 15, 2011                                                       30,000             32,100
     Mandalay Resort Group
       9.50% August 1, 2008                                                       10,000             10,925
     Manor Care Inc
       8.00% March 1, 2008                                                        83,000             88,472
     Merrill Lynch & Co Inc
       3.375%  September 14, 2007 MTN                                            385,000            378,279
     MGM Grand Inc
       9.75% June 1, 2007                                                        105,000            111,825
     MGM Mirage Inc
       6.625% July 15, 2015 **                                                   120,000            118,650
       6.75%  September 1, 2012                                                  100,000            101,625
       8.50%  September 15, 2010                                                 101,000            109,838
     Midamerican Energy Co
       6.75% December 30, 2031                                                   165,000            192,962
     Mohegan Tribal Gaming Authority
       8.00%  April 1, 2012 ~                                                     20,000             21,100
     Morgan Stanley Group Inc
       3.625%  April 1, 2008 ~                                                    10,000              9,762
       5.30%  March 1, 2013                                                       90,000             90,896
       5.80%  April 1, 2007                                                      825,000            838,491
     Mylan Laboratories Inc
       6.375% August 15, 2015 **                                                 100,000            100,125
     News America Inc
       6.20% December 15, 2034                                                    85,000             85,128
     Nextel Communications Inc
       5.95% March 15, 2014                                                       44,000             45,041
       7.375% August 1, 2015                                                     150,000            160,585
     Niagara Mohawk Power Corp
       7.75% October 1, 2008                                                   1,150,000          1,244,108
     Norfolk Southern Corp
       6.75% February 15, 2011 ~                                                 145,000            158,001
     Northrop Grumman Corp
       4.079% November 16, 2006                                                  275,000            273,572
     OMI Corp
       7.625% December 1, 2013                                                    80,000             82,800
     Omnicare Inc
       8.125% March 15, 2011                                                      59,000             61,655
     Oncor Electric Delivery Co
       6.375% January 15, 2015                                                   100,000            107,956
     Oxford Industries Inc
       8.875% June 1, 2011                                                        60,000             62,400
     Pacific Energy Partners LP
       7.125% June 15, 2014                                                       60,000             62,250
     Pacific Gas and Electric Co
       6.05%  March 1, 2034                                                      700,000            728,274
     Park Place Entertainment Corp
       7.00%  April 15, 2013                                                       8,000              8,677
       8.125% May 15, 2011                                                        61,000             67,939
     Peabody Energy Corp
       5.875%  April 15, 2016                                                     40,000             39,750
       6.875% March 15, 2013                                                     107,000            111,815
     Plains Exploration & Production Co
       7.125%  June 15, 2014 ~                                                    90,000             94,725
     Pogo Producing Co
       6.875% October 1, 2017 **                                                  60,000             60,825
     Premier Entertainment (Biloxi)
       10.75% February 1, 2012                                                    60,000             54,075
     Pride International Inc
       7.375%  July 15, 2014 ~                                                   130,000            141,213
     Qwest Corp
       5.625%  November 15, 2008                                                 550,000            541,750
       8.875% March 15, 2012                                                      50,000             54,625
     Raytheon Co
       6.55% March 15, 2010                                                      165,000            175,491
     Readers Digest Association Inc
       6.50% March 1, 2011                                                        40,000             40,600
     Reliant Energy Inc
       6.75% December 15, 2014                                                   180,000            176,850
     River Rock Entertainment Authority
       9.75% November 1, 2011                                                     30,000             33,300
     R J Reynolds Tobacco Holdings Inc
       7.25% June 1, 2012                                                        875,000            896,875
       7.75% May 15, 2006                                                        220,000            223,850
     Rogers Cable Inc
       5.50% March 15, 2014                                                       20,000             18,450
       6.75% March 15, 2015                                                       70,000             70,175
     Rogers Wireless Communications Inc
       6.375%  March 1, 2014                                                     120,000            120,600
       7.50% March 15, 2015                                                       20,000             21,550
     Russell Corp
       9.25% May 1, 2010                                                          10,000             10,100
     Seariver Maritime Financial Holdings
       0.00%  September 1, 2012                                                  780,000            560,470
     Service Corp International
       7.00% June 15, 2017 **                                                    120,000            121,200
     Shaw Communications Inc
       7.20%  December 15, 2011 ~                                                 61,000             64,431
       7.25%  April 6, 2011                                                       50,000             52,813
       8.25%  April 11, 2010                                                       6,000              6,518
     Sinclair Broadcast Group Inc
       8.00% March 15, 2012                                                       20,000             20,475
     SLM Corp
       3.66%  April 1, 2009 ##                                                 1,060,000          1,043,952
     Solo Cup Co
       8.50% February 15, 2014 ~                                                  60,000             53,100
     Sonat Inc
       7.625% July 15, 2011 ~                                                    340,000            345,100
     Southern Natural Gas Co
       8.00% March 1, 2032                                                       830,000            916,430
       8.875%  March 15, 2010                                                    130,000            140,518
     Sprint Capital Corp
       4.78%  August 17, 2006                                                    520,000            520,804
       6.00% January 15, 2007                                                    750,000            762,497
       6.125%  November 15, 2008                                                 340,000            353,064
       8.375%  March 15, 2012                                                     20,000             23,537
     Station Casinos Inc
       6.00% April 1, 2012                                                        90,000             89,888
       6.875% March 1, 2016 **                                                    60,000             60,825
     Starwood Hotels & Resorts Worldwide Inc
       7.375%  May 1, 2007 ~                                                     119,000            122,719
     Sun Media Corp
       7.625%  February 15, 2013                                                  50,000             52,313
     Suburban Propane Partners
       6.875% December 15, 2013                                                  160,000            145,600
     Sungard Data Systems Inc
       9.125% August 15, 2013 **                                                 120,000            124,350
     TCI Communications Inc
       7.875% February 15, 2026                                                  455,000            543,005
     Teekay Shipping Corp
       8.875% July 15, 2011                                                      159,000            181,260
     Tele Communications Inc
       9.80%  February 1, 2012                                                    30,000             36,895
     Telecom Italia Cap
       4.95% September 30, 2014 **                                               430,000            416,125
       5.25% October 1, 2015 ~                                                   120,000            117,916
     Tenet Healthcare Corp
       6.375%  December 1, 2011 ~                                                271,000            252,708
       9.25% February 1, 2015 **                                                 623,000            629,230
       9.875% July 1, 2014                                                       994,000          1,038,730
     Time Warner Entertainment Co
       8.375%  July 15, 2033                                                      10,000             12,519
     Time Warner Inc
       6.875%  May 1, 2012                                                       520,000            568,301
     Toys R Us Inc
       7.375% October 15, 2018 ~                                                 148,000            118,400
     TXU Corp
       6.375%  June 15, 2006                                                      60,000             60,652
       6.55% November 15, 2034 ~                                               1,035,000            960,586
     TXU Energy Co LLC
       4.36%  January 17, 2006 ##                                                150,000            150,063
       7.00%  March 15, 2013                                                     130,000            141,131
     Tyco International Ltd
       6.00%  November 15, 2013                                                  810,000            855,678
       6.375%  February 15, 2006                                                 130,000            130,868
       6.375% October 15, 2011                                                 1,095,000          1,167,141
       6.875% January 15, 2029                                                 2,055,000          2,358,057
     UGS Corp
       10.00% June 1, 2012                                                        40,000             43,800
     Union Pacific Corp
       6.50% April 15, 2012                                                      100,000            107,900
       6.65% January 15, 2011                                                    130,000            140,139
     United Mexican States MTN
      7.50% April 8, 2033                                                      2,100,000          2,436,000
       8.375% January 14, 2011                                                   930,000          1,069,500
     US Bancorp
       3.125%  March 15, 2008 MTN                                                420,000            405,981
     US Bank National Association
       6.375% August 1, 2011                                                     265,000            285,514
     Valor Telecommunications Enterprise
       7.75% February 15, 2015                                                    60,000             58,200
     Ventas Realty Ltd
       6.75% June 1, 2010 **                                                      70,000             71,050
       7.125% June 1, 2015 **                                                     60,000             62,100
       8.75% May 1, 2009                                                          80,000             85,600
       9.00%  May 1, 2012                                                         20,000             22,700
     Verizon Global Funding Corp
       4.375% June 1, 2013                                                        65,000             62,127
       7.375%  September 1, 2012                                                 205,000            232,637
     Verizon New York Inc
       6.875% April 1, 2012                                                      465,000            497,456
     Vintage Petroleum Inc
       7.875% May 15, 2011 ~                                                      30,000             31,350
       8.25% May 1, 2012                                                          80,000             85,600
     Visteon Corp
       8.25 August 1, 2010 ~                                                     150,000            142,500
     Waste Management Inc.
       6.375%  November 15, 2012                                                 380,000            407,252
       6.50% November 15, 2008 ~                                                 430,000            449,598
       7.75%  May 15, 2032                                                       810,000            995,921
     Wells Fargo & Co
       3.924%  June 12, 2006 ## ~                                              1,220,000          1,221,075
       4.20% January 15, 2010                                                    140,000            137,243
       6.375% August 1, 2011 ~                                                   335,000            358,828
     Western Oil Sands Inc
       8.375%  May 1, 2012                                                       220,000            252,725
     Westlake Chemical Corp
       8.75% July 15, 2011                                                        60,000             64,650
     Weyerhaeuser Co
       6.75% March 15, 2012                                                      460,000            497,054
     Williams Companies Inc
       6.96% May 1, 2009 **                                                      600,000            622,500
       6.75% April 15, 2009 **                                                 4,410,000          4,487,175
       7.50%  January 15, 2031                                                   195,000            207,187
     XTO Energy Inc
       6.25%  April 15, 2013                                                     280,000            298,888
       7.50%  April 15, 2012                                                      30,000             33,792
                                                                                         -------------------
                                                                                                 90,605,110
                                                                                         -------------------
FOREIGN GOVERNMENT 6.56%
     Brazil (Federative Republic)
       4.313% Callable, Sinkable, Floating Rate Bond, April 15, 2012 ##          625,890            615,751
       8.875% Fixed Rate Bond, April 15, 2024                                    190,000            202,730
       8.875 Fixed Rate Bond, April 15, 2024                                      73,000             77,928
       11.00% Callable, Fixed Rate Bond, August 17, 2040 ~                     1,480,000          1,814,480
       12.00% Fixed Rate Note, April 15, 2010 ~                                  370,000            453,065
       12.25% Fixed Rate Bond, March 6, 2030 ~                                   370,000            509,120
       14.50% Fixed Rate Note, October 15, 2009 ~                              1,270,000          1,651,635
     Bulgaria  (National Republic)
       8.25% Fixed Rate Bond, January 15, 2015 **                                370,000            454,582
     Canada (National Republic)
       3.50% Fixed Rate Note, September 17, 2007 ~                               875,000            859,382
     Canadian Government Real Return
       4.00% December 1, 2031                                                    891,001          1,156,970
     Colombia (Republic of)
       8.125% Fixed Rate Bond, May 21, 2024 ~                                    180,000            193,050
       11.75% Fixed Rate Bond, February 25, 2020 ~                               420,000            584,220
     Empresa Nacional De Electric
       8.35% August 1, 2013                                                      140,000            159,364
     France (Republic of)
       3.00% July 25, 2009                                                     5,357,146          7,081,064
     Gazprom O A O
       9.625% March 1, 2013 **                                                   100,000            124,125
       9.625%  March 1, 2013                                                      30,000             37,092
     Italy (Republic of)
       4.375% Fixed Rate Note, October 25, 2006                                  500,000            500,029
     Mexico (United Mexican States)
       8.30% August 15, 2031 MTN                                                 430,000            537,500
       11.50% Fixed Rate Bond, May 15, 2026                                    1,280,000          2,054,400
     Panama (Republic of)
       8.875% Fixed Rate Bond, September 30, 2027                                 80,000             97,400
       9.375% Fixed Rate Bond, January 16, 2023 ~                                120,000            151,500
       9.625% Fixed Rate Bond, February 8, 2011                                  170,000            203,150
       10.75% Fixed Rate Bond, May 15, 2020                                      270,000            375,975
     Peru (Republic of)
       5.00%  Variable Rate Bond, March 7, 2017 ###                              447,720            442,124
       8.75%  Fixed Rate Bond, November 21, 2033 ~                               470,000            567,525
     Queensland Treasury Corp
       6.00% June 14, 2011                                                     2,440,000          1,912,862
     Russian Federation
       5.00% Step-up Coupon, March 31, 2030 ###                                4,000,000          4,596,000
                                                                                         -------------------
                                                                                                 27,413,023
                                                                                         -------------------
GOVERNMENT / AGENCY 2.11%
     Federal Farm Credit Banks
       4.125% July 17, 2009                                                    1,030,000          1,017,396
     Federal Home Loan Bank
       3.31% January 26, 2007                                                    810,000            798,277
       3.50%  November 15, 2007                                                  790,000            775,440
       3.625%  November 14, 2008                                                 250,000            244,216
       4.125% April 18, 2008                                                     400,000            397,546
       4.375% September 17, 2010 ~                                               430,000            427,682
       4.875%  November 15, 2006                                               1,140,000          1,145,846
     Federal National Mortgage Association
       2.80%  March 1, 2019 ##                                                   540,000            536,318
       3.00%  April 26, 2019 ##                                                1,610,000          1,596,735
       3.875% July 15, 2008                                                      830,000            817,008
       6.75% September 15, 2029                                                  400,000            498,332
     Tennessee Valley Authority
       6.25%  December 15, 2017                                                  490,000            556,038
                                                                                         -------------------
                                                                                                  8,810,834
                                                                                         -------------------
GOVERNMENT / TREASURY 18.16%
     United States Treasury Bonds
       2.375%  January 15, 2025 ~                                              1,855,263          1,984,842
       3.875%  April 15, 2029 ~                                                4,622,993          6,328,442
       5.25% November 15, 2028 ~                                                  50,000             54,465
       5.375%  February 15, 2031 ~                                            12,265,000         13,740,627
       5.50% August 15, 2028 ~                                                   100,000            112,359
       6.25% May 15, 2030 ~                                                    9,170,000         11,386,206
     United States Treasury Notes
       0.875% April 15, 2010 ~                                                 4,207,582          4,100,091
       1.875%  July 15, 2013 ~                                                 5,425,023          5,497,924
       1.875% July 15, 2015 ~                                                  2,139,415          2,158,301
       2.00%  January 15, 2014 ~                                               2,252,134          2,299,024
       2.00% July 15, 2014 ~                                                      93,281             95,289
       2.25%  February 15, 2007 ~                                              1,170,000          1,140,338
       2.50% September 30, 2006 ~                                              5,250,000          5,167,969
       2.875%  November 30, 2006 ~                                             1,640,000          1,616,489
       3.125%  May 15, 2007 ~                                                    580,000            570,485
       3.75% May 15, 2008 ~                                                    1,120,000          1,108,013
       4.125% August 15, 2010                                                 11,410,000         11,360,994
       4.25% January 15, 2010 ~                                                3,506,884          3,922,643
       4.25% August 15, 2015                                                   2,750,000          2,732,813
     United States Treasury Bond -
       Treasury Strips
       0.00% November 15, 2021 ~                                               1,000,000            472,227
       0.00% May 15, 2030 ~                                                      140,000             45,590
                                                                                         -------------------
                                                                                                 75,895,131
                                                                                         -------------------
MORTGAGE-BACKED SECURITIES 45.88%
     Bayview Financial Asset Trust
       4.38%  January 25, 2033 ## ** ^^                                          891,329            893,122
     Bear Stearns
       4.20%  January 25, 2034 ## ^^                                             564,950            567,009
     Countrywide Asset-Backed Certificate
       4.118%  November 15, 2028 ## ^^                                           445,283            447,854
     Countrywide Home Equity Loan Trust ## ^^
       3.98% October 15, 2035                                                  4,100,000          4,099,713
     Credit Suisse First Boston USA
       4.48%  November 25, 2031 ## ^^                                            914,198            917,101
     Crusade Global
       4.076%  September 18, 2034 ## ^^                                        1,275,308          1,277,747
     EMC Mortgage Loan Trust
       4.38%  November 25, 2041 ## ** ^^                                       1,127,760          1,130,626
     Federal Home Loan Mortgage Corp
       5.00% 15 Years TBA                                                      1,300,000          1,296,344
       5.00% 30 Years TBA                                                      2,900,000          2,837,470
       4.125% October 18, 2010 ~                                                 400,000            392,716
       5.30% May 12, 2020 ^^                                                   3,220,000          3,180,961
       5.50%  October 1, 2017^^                                                   69,952             71,003
       7.00%  May 1, 2029^^                                                      175,673            183,858
     Federal National Mortgage Association
       5.00% 15 Years TBA                                                      1,500,000          1,495,782
       5.00% 30 Years TBA                                                     59,300,000         58,039,875
       5.00% 30 Yeart TBA                                                      4,100,000          4,009,029
       5.00% July 1, 2033 ^^                                                   2,770,771          2,718,824
       5.00% August 1, 2033 ^^                                                 4,337,463          4,256,143
       5.50% 15 Years TBA                                                      5,600,000          5,680,500
       5.50% 30 Years TBA                                                     42,000,000         41,973,750
       5.50% October 1, 2035                                                     500,000            499,937
       6.00% 30 Years TBA                                                        700,000            711,593
       6.00%  March 1, 2016 ^^                                                   450,049            463,018
       6.50% 30 Years TBA                                                      2,600,000          2,675,561
       6.50%  July 1, 2032 ^^                                                     79,737             82,159
       6.50% December 1, 2034 ^^                                                 393,544            405,706
     Governmental National Mortgage Association
       5.00%  July 15, 2033 ^^                                                   167,555            166,071
       5.00%  August 15, 2033 ^^                                                 632,701            627,098
       5.00% September 15, 2033 ^^                                            14,363,761         14,236,557
       6.00% 30 Years TBA                                                      7,200,000          7,373,246
       6.00%  July 15, 2029 ^^                                                    24,440             25,061
       6.00% September 15, 2031 ^^                                                47,179             48,363
       6.00%  December 15, 2031 ^^                                               233,612            239,355
       6.00% January 15, 2032 ^^                                                  77,920             79,829
       6.00% February 15, 2032 ^^                                                 93,863             96,162
       6.00%  April 15, 2032 ^^                                                   51,042             52,292
       6.00%  May 15, 2032 ^^                                                     54,778             56,120
       6.00%  June 15, 2032 ^^                                                    51,330             52,587
       6.00%  September 15, 2032 ^^                                               18,124             18,568
       6.00%  October 15, 2032 ^^                                                 47,884             49,057
       6.00%  November 15, 2032 ^^                                             2,238,768          2,293,610
       6.00% December 15, 2032 ^^                                                618,065            633,205
       6.00%  January 15, 2033 ^^                                                 82,334             84,349
       6.00%  February 15, 2033 ^^                                             1,281,639          1,313,013
       6.50%  May 15, 2029 ^^                                                    164,932            171,955
       6.50%  June 15, 2031 ^^                                                   139,955            145,662
       6.50% July 15, 2031 ^^                                                    128,496            133,735
       6.50% October 15, 2031 ^^                                                 210,527            219,111
       6.50% November 15, 2031 ^^                                                682,687            710,523
       6.50% December 15, 2031 ^^                                                257,615            268,119
       6.50% January 15, 2032 ^^                                               1,442,051          1,500,414
       6.50% February 15, 2032 ^^                                                131,997            137,339
       7.50%  May 15, 2030 ^^                                                     12,225             12,983
       7.50%  February 15, 2031 ^^                                                14,549             15,448
     IMPAC CMB Trust
       4.29% March 25, 2033 ## ^^                                                470,387            470,592
     Provident Bank Home Equity Loan Trust
       4.22%  January 25, 2031 ## ^^                                             243,361            243,622
     Residential Asset Securities Corp
       4.105% March 25, 2029 ## ^^                                               525,824            525,923
     Residential Funding Mortgage Securities II Inc
       3.95% September 25, 2035                                                4,100,000          4,099,549
     Washington Mutual Mortgage Pass Through
       1.00% November 25, 2045 ^^                                              3,440,000          3,440,000
       4.06% April 25, 2045 ## ^^                                              1,620,666          1,615,103
       4.15% August 25, 2045 ^^                                                7,979,407          7,978,369
     Wells Fargo Mortgage Backed Securities Trust
       3.54% September 25, 2034 ^^                                             2,360,000          2,273,585
                                                                                         -------------------
                                                                                                191,713,976
                                                                                         -------------------
CONVERTIBLE BONDS & NOTES 0.17%
     General Motors Corp
       5.25% March 6, 2032                                                               -------------------
                                                                                  41,800            722,304
                                                                                         -------------------
TOTAL FIXED INCOME                                                                              447,678,447
(Cost $444,006,885)                                                                      ===================
============================================================================================================
SHORT TERM INVESTMENTS - 42.98%                                                   SHARES              VALUE
============================================================================================================
REPURCHASE AGREEMENTS - 23.09%
     Goldman Sachs Repo, 3.80%, dated September 30, 2005, due October 3, 2005, repurchase price $96,530,558, collateralized by $89,185,000 Freddie Mac,
     7.00%, due March 15, 2010, valued at $98,354,704
                                                                              96,500,000         96,500,000

SHORT TERM INVESTMENT FUND - 0.34%
     State Street Global Advisors
      Money Market Fund ^^^
      3.41% yield as of September 30, 2005                                     1,426,816          1,426,816

SHORT TERM INVESTMENT TRUST - 19.55%
     State Street Securities Lending Quality Trust ^^^
      3.77% yield as of September 30, 2005                                    81,677,365         81,677,365
                                                                                         -------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $179,604,181)                                                                             179,604,181
                                                                                         ===================
TOTAL INVESTMENTS - 150.11%
(Cost $623,611,066)                                                                             627,282,628
                                                                                         ===================
OTHER ASSETS AND LIABILITIES - -50.11%                                                         (209,408,275)
                                                                                         ===================
TOTAL NET ASSETS - 100%                                                                         417,874,353
                                                                                         ===================


PREFERRED SHORT-TERM GOVERNMENT SECURITIES FUND AS OF SEPTEMBER 30, 2005
=========================================================================================================
FIXED INCOME - 93.97%                                                         PAR +                VALUE
=========================================================================================================

ASSET BACKED SECURITIES 4.98%
       Americredit Automobile Receivables
         2.39%  November 6, 2007 ^^                                         371,340              370,290
       Ameriquest Mortgage Services Inc
         4.37% October 25, 2033 ^^                                        1,000,000              997,228
         5.11% January 25, 2032 ^^                                        1,192,525            1,190,904
       FHLMC Structured Pass Through
         4.78% October 27, 2031 ^^                                          900,000              913,122
       G E Equipment Small Ticket LLC
         4.51% December 22, 2014 ** ^^                                    1,000,000              993,320
       Nissan Auto Receivables
         2.43%   December 15, 2006 ^^                                       579,086              576,760
       New Century Home Equity Loan Trust
         4.11% February 25, 2035 ## ^^                                    1,000,000            1,002,190
       Residential Asset Securities Corp
         4.33% June 25, 2031 ##  ^^                                         745,529              746,680
       TXU Electric Delivery Transition
         3.52%  November 15, 2011 ^^                                        876,599              858,899
       Volkswagen Auto Lease Trust
         3.94% October 20, 2010 ^^                                        1,000,000              987,675
                                                                                    ---------------------
                                                                                               8,637,068
                                                                                    ---------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.48%
       Governmental National Mortgage Association
         4.287 September 16, 2025 ^^                                      2,490,411            2,452,936
         5.311% November 16, 2015 ^^                                        110,796              110,956
                                                                                    ---------------------
                                                                                               2,563,892
                                                                                    ---------------------
CORPORATES 5.20%
       Ford Motor Credit Co
         4.74%  November 16, 2006 ##                                      1,000,000              996,460
         6.875% February 1, 2006                                          2,000,000            2,008,184
       General Motors Acceptance Corp
         6.75% January 15, 2006                                           5,000,000            5,026,140
       SLM Corp
         3.81% February 1, 2010 ##                                        1,000,000              978,750
                                                                                    ---------------------
                                                                                               9,009,534
                                                                                    ---------------------
GOVERNMENT / AGENCY 47.76%
       Federal Agricultural Mortgage Corp
         4.25% July 29, 2008                                              2,000,000            1,988,896
       Federal Home Loan Mortgage Corp
         2.75% October 15, 2006                                          11,000,000           10,821,833
       Federal National Mortgage Association
         2.50% June 15, 2006                                             20,000,000           19,753,780
         3.29% November 20, 2006                                         25,000,000           24,693,475
         3.31% January 26, 2007                                          14,000,000           13,797,378
         3.53% October 19, 2007                                          10,000,000            9,780,920
         4.25% July 15, 2007                                              2,000,000            1,994,938
                                                                                    ---------------------
                                                                                              82,831,220
                                                                                    ---------------------
GOVERNMENT / TREASURY 7.10%
       United States Treasury Notes
         3.875% September 15, 2010                                        5,000,000            4,929,295
         4.00% February 15, 2015                                          1,500,000            1,460,157
         4.125% May 15, 2015                                              4,000,000            3,931,092
         4.125% August 15, 2008                                           2,000,000            1,997,032
                                                                                    ---------------------
                                                                                              12,317,576
                                                                                    ---------------------
MORTGAGE-BACKED SECURITIES 26.87%
       Federal Home Loan PC Pool
         3.889% February 1, 2034 ^^                                       8,327,944            8,493,863
         4.00%  February 1, 2009 ^^                                       3,318,327            3,270,868
         4.196%  February 1, 2033 ^^                                      2,398,213            2,387,423
       Federal National Mortgage Association
         3.918% January 1, 2035 ^^                                        8,431,116            8,404,991
         4.302% January 1, 2035 ^^                                        4,689,568            4,648,861
         4.426% February 1, 2032 ^^                                       3,941,412            3,921,110
         5.00% May 25, 2027 ^^                                              273,713              273,891
       Federal National Mortgage Association Pool
         3.114%  July 1, 2033 ^^                                          3,224,795            3,235,014
         3.938%   February 1, 2033 ^^                                     2,468,726            2,446,275
         5.82% February 1, 2009 ^^                                        4,709,808            4,827,795
       Washington Mutual Securities Corp
         4.28% June 25, 2035 ^^                                           4,693,720            4,694,429
                                                                                    ---------------------
                                                                                              46,604,520
                                                                                    ---------------------
MUNICIPALS 0.58%
       Illinois Educational Facilities
         3.90% March 1, 2030                                              1,000,000              998,540
                                                                                    ---------------------

TOTAL FIXED INCOME
(Cost $164,859,071)                                                                          162,962,350
                                                                                    ---------------------
---------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.08%                                           PAR/SHARES                VALUE
---------------------------------------------------------------------------------------------------------
CASH/CASH EQUIVALENTS 2.88%
       Federal Home Loan Bank Discount Note
         0.00% October 17, 2005                                           5,000,000            4,991,955

SHORT TERM INVESTMENT FUND - 2.20%
       State Street Global Advisors
         Government Money Market Fund ^^^
         3.38% yield as of September 30, 2005                             3,810,274            3,810,274
                                                                                    ---------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $8,802,229)                                                                              8,802,229
                                                                                    =====================
TOTAL INVESTMENTS - 99.05%
(Cost $173,661,300)                                                                          171,764,579
                                                                                    =====================
OTHER ASSETS AND LIABILITIES - 0.95%                                                           1,653,303
                                                                                    =====================
TOTAL NET ASSETS - 100%                                                                      173,417,882
                                                                                    =====================


PREFERRED MONEY MARKET FUND AS OF SEPTEMBER 30, 2005
================================================================================================
SHORT TERM INVESTMENTS - 104.02%                              PAR +                       VALUE
================================================================================================

CERTIFICATES OF DEPOSIT - 22.46%
     Alliance & Leicester PLC
       3.47% December 9, 2005                             5,000,000                   5,000,000
     Barclays Bank PLC
       3.76% November 1, 2005                            10,000,000                  10,000,000
     BNP Paribas NY Branch
       4.235% August 30, 2006                             2,600,000                   2,600,000
     Calyon Corporation & Investment Bank
       3.41% March 21, 2006                               4,000,000                   4,000,000
     Deutsche Bank
       3.92% February 21, 2006                            3,000,000                   2,953,287
     HBOS Treasury Services PLC
       4.305% September 28, 2006                          2,600,000                   2,600,000
     Natexis Banque Populaires
       3.535%  October 14,  2005                         10,000,000                  10,000,000
     Royal Bank Canada (NY Branch)
       3.805% May 2, 2006                                 7,000,000                   6,999,006
     Societe Generale
      3.97%  August 11, 2006                              5,000,000                   5,000,000
     Unicredito Italiano SPA MTN
       3.315% October 6, 2005                             7,000,000                   7,000,005
     Wells Fargo Bank
       3.755% March 29, 2006                              2,000,000                   2,000,000
                                                                    ----------------------------
                                                                                     58,152,298
                                                                    ----------------------------
COMMERCIAL PAPER - 51.41%
     Atlantis One Funding Corp
       3.715% November 16, 2005 ** @                      3,187,000                   3,171,872
     CIT Group Inc
       3.65% November 3, 2005 ** @                        7,000,000                   6,976,579
     Concord Minutemen Capital Co LLC
       3.65% October 6, 2005 ** @                        10,000,000                   9,994,931
     Deutsche Bank
       3.825% April 21, 2006 @                            1,200,000                   1,200,000
     FCAR Owner Trust Series
       3.69% October 17, 2005 @                           7,000,000                   6,988,520
     Galaxy Funding Inc
       3.44% October 3, 2005 ** @                         7,000,000                   6,998,662
       3.78% November 1, 2005 ** @                        2,000,000                   1,993,490
     General Electric Capital Services @
       3.91% March 1, 2006 @                              2,400,000                   2,360,639
     Goldman Sachs Group
       3.03% November 1, 2005 @                           3,000,000                   2,992,173
     GOVCO Inc
       3.73% November 18, 2005 ** @                       4,031,000                   4,010,953
     Grampian Funding LLC
       3.725% November 21, 2005 ** @                     10,000,000                   9,947,229
     ING America Insurance Holdings Inc
       3.47% October 5, 2005 @                            7,000,000                   6,997,301
     International Lease Finance Corp
       3.54% December 23, 2005 @                          7,000,000                   6,942,868
     IXIS CP Corp
       3.55% October 20, 2005 ** @                        7,000,000                   6,986,885
     KBC Financial Products International
       3.88% October 3, 2005 @                           11,000,000                  10,997,707
     San Paolo US Financial Corp
       3.86% October 3, 2005 @                            2,639,000                   2,638,434
     Sheffield Receivables Corp
       3.64% October 5, 2005 ** @                        10,000,000                   9,995,956
     Skandinaviska Enskilda Banken
       3.52% December 15, 2005 @                          5,000,000                   4,963,333
       3.54% December 15, 2005 @                          4,000,000                   3,970,500
     Steamboat Funding Corp
       3.88% October 5, 2005 ** @                         8,000,000                   7,997,126
     Tulip Funding Corp
       3.65% October 3, 2005 ** @                         2,000,000                   1,999,594
       3.81% November 1, 2005 ** @                        8,000,000                   7,975,447
     Westpac Trust Securities NZ Limited
       3.50% October 11, 2005 @                           5,000,000                   4,995,139
                                                                    ----------------------------
                                                                                    133,095,338
                                                                    ----------------------------
FLOATING RATE NOTES - 30.15%
     Bear Stearns Cos Inc
       3.689% April 28, 2006 MTN ##                      10,000,000                  10,054,537
     Credit Suisse First Boston NY
       3.769% July 19, 2006 ##                            8,000,000                   8,000,320
     Crown Point Capital Corp LLC
       3.678% March 8, 2006 **  ##                       10,000,000                   9,999,101
     Dexia Credit Local SA
       3.80% October 3, 2006 ##                           5,000,000                   4,998,352
     Five Finance Inc
       3.693% November 10, 2005 MTN ## **                 8,000,000                   7,999,912
     General Electric Capital Corp
       3.804% October 6, 2006 ##                          3,000,000                   3,000,000
     K2 USA LLC
       3.683% December 12, 2005 MTN ** ##                 5,000,000                   4,999,657
       3.815%   June 20, 2006 MTN ## **                   3,000,000                   2,999,892
     Links Finance LLC
       3.683% September 12, 2006 MTN ** ##                3,000,000                   2,999,573
     Monumental Global Funding
       3.84% May 19, 2006 ## **                           8,000,000                   8,002,813
     Suntrust Bank
       3.961% March 24, 2006 ##                          10,000,000                  10,002,425
     Wells Fargo & Co
       3.64% October 3, 2006 MTN ##                       5,000,000                   5,000,000
                                                                    ----------------------------
                                                                                     78,056,582
                                                                    ----------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $269,304,218)                                                                 269,304,218
                                                                    ============================
TOTAL INVESTMENTS - 104.02%
(Cost $269,304,218)                                                                 269,304,218
                                                                    ============================
OTHER ASSETS AND LIABILITIES - -4.02%                                               (10,406,791)
                                                                    ============================
TOTAL NET ASSETS - 100%                                                             258,897,427
                                                                    ============================


NOTES TO SCHEDULES OF INVESTMENTS

         * Non-income producing security.
        ** Pursuant to Rule 144A under the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
            As of September 30, 2005,these securities amounted to $17,523,409 or 4.19% of the net assets of the Fixed Income Fund, $115,049,672 or 44.44% of the net assets of the Money Market Fund, and $993,320 or 0.57% of the Short-Term Government Fund.
         # All or a portion of this security is being used to collateralize futures contracts outstanding at September 30, 2005.
        ## Floating rate note. The interest rate shown reflects the rate currently in effect. ### Variable rate bond. The interest rate shown reflects the rate currently in effect.
         @ Yields are at time of purchase.
         + Par is in U.S. dollars unless otherwise noted.
         ~ All or a portion of this security was out on loan at month-end.
         ^ Caterpillar Inc. is the parent company of Caterpillar Investment
           Management Ltd. (CIML), the fund's adviser.
        ^^ Maturity dates represent legal final maturity and not the average life assumed by expected prepayment characteristics and security structure.
       ^^^ Related Parties.

Abbreviations:

      ADR- American Depositary Receipt.
       IO- Interest Only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
      MTN- Medium Term Notes.
     REIT- Real Estate Investment Trust.
      TBA- To Be Announced, these securities have been purchased on a delayed delivery basis.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE PREFERRED GROUP OF MUTUAL FUNDS

By   /s/ David L. Bomberger
     ----------------------
         David L. Bomberger
         President

Date     November 28, 2005
     -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David L. Bomberger
----------------------
    David L. Bomberger
    President (Principal Executive Officer)
    November 28, 2005

/s/ Fred L. Kaufman
----------------------
    Fred L. Kaufman
    Vice President & Treasurer (Principal Financial Officer)
    November 28, 2005